UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00653 )

Exact name of registrant as specified in charter: Putnam Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

Item 1. Schedule of Investments:

Putnam Income Fund
The fund's portfolio
7/31/07 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (50.1%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.6%)
Government National Mortgage Association Graduated
Payment Mortgages
11s, with due dates from March 15, 2010 to
August 15, 2010	$6,578	$6,998
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, June 20, 2037 (FWC)	4,990,765	5,078,689
6 1/2s, TBA, September 1, 2037	33,100,000	33,612,017
6 1/2s, TBA, August 1, 2037	46,000,000	46,783,435
		85,481,139

U.S. Government Agency Mortgage Obligations (46.5%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, with due date of December 1, 2029	28,358	29,956
7s, January 1, 2015	35,871	37,051
6s, with due dates from September 1, 2021 to
June 1, 2034	105,233	105,660
5 1/2s, with due dates from December 1, 2034 to
July 1, 2035	2,623,228	2,544,785
5 1/2s, April 1, 2020	209,107	207,131
5 1/2s, TBA, August 1, 2037	7,900,000	7,631,832
Federal National Mortgage Association Graduated
Payment Mortgages 8s, December 1, 2008	32,255	32,387
Federal National Mortgage Association Pass-Through
Certificates
11s, October 1, 2015	10,946	11,882
9s, with due dates from January 1, 2027 to July 1, 2032	327,536	355,299
8s, with due dates from January 1, 2025 to July 1, 2033	1,243,412	1,301,890
7 1/2s, with due dates from September 1, 2022 to
July 1, 2033	785,263	825,225
7s, with due dates from August 1, 2021 to
December 1, 2035	4,695,973	4,866,827
7s, with due dates from November 1, 2007 to
September 1, 2017	793,627	816,823
6 1/2s, October 1, 2034	38,025	38,621
6 1/2s, with due dates from September 1, 2010 to
February 1, 2019	166,399	169,300
6 1/2s, TBA, August 1, 2037	157,500,000	159,111,918
6s, with due dates from August 1, 2034 to July 1, 2037	839,994	832,843
6s, with due dates from August 1, 2008 to July 1, 2021	9,977,333	10,040,670
6s, TBA, August 1, 2037	194,450,000	192,642,218
5 1/2s, with due dates from October 1, 2036 to
April 1, 2037	12,029,667	11,622,742
5 1/2s, with due dates from November 1, 2011 to
February 1, 2021	1,668,755	1,653,416
5 1/2s, TBA, August 1, 2037	91,800,000	88,651,545
5 1/2s, TBA, August 1, 2022	137,100,000	135,429,094
5s, with due dates from January 1, 2034 to June 1, 2036	72,061,495	67,803,292
5s, with due dates from June 1, 2019 to April 1, 2021	55,803	54,243
5s, TBA, August 1, 2022	19,800,000	19,195,171
4 1/2s, with due dates from September 1, 2020 to
September 1, 2035	12,165,722	11,581,594
4 1/2s, with due dates from June 1, 2020 to
August 1, 2020	5,175,390	4,943,913
4 1/2s, TBA, August 1, 2022	414,200,000	394,622,588
4s, with due dates from May 1, 2019 to August 1, 2020	842,297	784,255
		1,117,944,171

Total U.S. government and agency mortgage obligations (cost $1,198,866,674)		$1,203,425,310

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.1%)(a) (cost $1,988,824)

	Principal amount	Value

Fannie Mae 5 1/8s, April 15, 2011	$2,000,000	$2,002,645

U.S. TREASURY OBLIGATIONS (0.7%)(a)

	Principal amount	Value

U.S. Treasury Bonds 6 1/4s, May 15, 2030	$2,000,000	$2,348,125
U.S. Treasury Notes 4 5/8s, December 31, 2011	14,700,000	14,716,079

Total U.S. treasury obligations (cost $16,781,586)		$17,064,204

COLLATERALIZED MORTGAGE OBLIGATIONS (34.8%)(a)

	Principal amount	Value

Amresco Commercial Mortgage Funding I 144A
Ser. 97-C1, Class G, 7s, 2029	$109,399	$109,399
Ser. 97-C1, Class H, 7s, 2029	815,000	812,551
Asset Securitization Corp.

Ser. 96-MD6, Class A7, 7.866s, 2029	2,827,000	3,004,495
FRB Ser. 97-D5, Class A5, 7.166s, 2043	300,000	318,717
Banc of America Commercial Mortgage, Inc.
Ser. 06-4, Class A4, 5.634s, 2046	4,180,000	4,165,961
Ser. 06-5, Class A4, 5.414s, 2047	4,948,000	4,851,430
FRB Ser. 05-1, Class A5, 5.119s, 2042	163,000	159,484
Ser. 07-1, Class XW, IO (Interest Only), 0.292s, 2049	19,188,679	438,577
Ser. 06-1, Class XC, IO, 0.046s, 2045	112,809,691	793,952
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	880,000	890,053
Ser. 02-PB2, Class XC, IO, 0.198s, 2035	51,385,927	937,392
Ser. 04-4, Class XC, IO, 0.151s, 2042	40,589,107	643,071
Ser. 04-5, Class XC, IO, 0.105s, 2041	62,528,226	822,779
Ser. 05-1, Class XW, IO, 0.087s, 2042	217,243,624	752,477
Ser. 05-4, Class XC, IO, 0.06s, 2045	104,653,857	750,845
Ser. 06-5, Class XC, IO, 0.049s, 2016	104,222,718	1,621,803
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 6.27s, 2018	443,000	443,204
FRB Ser. 04-BBA4, Class G, 6.02s, 2018	595,000	595,031
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 7.32s, 2022	669,000	667,520
FRB Ser. 05-MIB1, Class J, 6.37s, 2022	1,805,000	1,806,949
Ser. 03-BBA2, Class X1A, IO, 0.175s, 2015 (F)	6,303,219	1
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.358s, 2034	16,063,341	49,572
Ser. 05-E, Class 2, IO, 0.306s, 2035	43,000,746	232,694
IFB Ser. 06-2, Class A4, IO, 0.08s, 2036	3,359,603	31,400
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	2,096,237	2,094,641
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 5.62s, 2035	1,798,411	1,799,850
Ser. 04-2, IO, 1.72s, 2034	6,038,748	401,011
Ser. 05-1A, IO, 1.6s, 2035	7,589,328	548,744
Ser. 04-3, IO, 1.6s, 2035	6,443,546	441,484
Ser. 06-4A, Class IO, IO, 1.14s, 2036	2,762,253	382,020
Ser. 07-2A, IO, 1.3s, 2037	21,711,694	3,104,772
Ser. 07-1, Class S, IO, 1.211s, 2037	16,969,484	2,180,579
Ser. 06-2A, IO, 0.879s, 2036	3,674,605	330,082
Ser. 05-3A, IO, 0.775s, 2035	20,761,627	1,676,946
Bear Stearns Alternate Trust Ser. 04-9, Class 1A1,
5.432s, 2034	638,861	636,679
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.453s, 2032	619,000	675,666
Ser. 04-PR3I, Class X1, IO, 0.102s, 2041	20,406,766	406,809
Ser. 05-PWR9, Class X1, IO, 0.079s, 2042	51,483,091	509,580
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-BBA7, Class X1A, IO, 1.756s, 2019	24,408,000	131,112
Ser. 06-PW14, Class XW, IO, 0.691s, 2038	25,531,708	1,243,672
Ser. 06-PW14, Class X1, IO, 0.047s, 2038	27,456,484	492,287
Ser. 07-PW15, Class X1, IO, 0.043s, 2044	80,256,291	1,000,981
Ser. 05-PW10, Class X1, IO, 0.032s, 2040	110,587,942	500,012
Ser. 07-PW16, Class X, IO, 0.022s, 2040	176,163,430	202,059
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	11,807,000	187,712
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	736,000	768,130
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	5,896,000	6,059,428
Ser. 98-1, Class G, 6.56s, 2030	1,502,003	1,551,750
Ser. 98-1, Class H, 6.34s, 2030	2,217,000	1,947,599
Citigroup Commercial Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0.094s, 2043	144,199,665	1,509,590
Ser. 06-C5, Class XC, IO, 0.049s, 2049	163,879,485	2,381,374
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.378s, 2049	34,889,000	952,633
Ser. 06-CD2, Class X, IO, 0.087s, 2046	105,123,860	603,621
Ser. 07-CD4, Class XC, IO, 0.041s, 2049	116,665,000	1,121,078
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	2,605,530	2,651,654
Ser. 98-C2, Class F, 5.44s, 2030	4,946,000	4,906,113
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 01-J2A, Class A2F, 5.82s, 2034	1,960,000	1,960,000
Ser. 06-CN2A, Class H, 5.57s, 2019	1,271,000	1,261,418
Ser. 06-CN2A, Class J, 5.57s, 2019	1,017,000	1,006,234
Ser. 03-LB1A, Class X1, IO, 0.436s, 2038	12,478,123	491,813
Ser. 05-C6, Class XC, IO, 0.059s, 2044	86,127,525	608,922
Ser. 05-LP5, Class XC, IO, 0.057s, 2043	75,067,670	700,832
Ser. 06-C8, Class XS, IO, 0.045s, 2046	81,407,458	1,033,468
Countrywide Alternative Loan Trust
Ser. 06-OA10, Class XBI, IO, 2.355s, 2046	8,414,260	305,017
Ser. 05-24, Class IIAX, IO, 1.893s, 2035	13,350,527	316,915
Ser. 05-24, Class 1AX, IO, 1.217s, 2035	10,889,255	193,665
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036	23,413,651	73,168
Credit Suisse Mortgage Capital Certificates Ser.
06-C5, Class AX, IO, 0.066s, 2039	51,779,034	863,674
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.11s, 2049	159,537,590	1,732,419
Ser. 07-C1, Class AX, IO, 0.052s, 2040	104,126,227	1,073,854
Ser. 06-C3, Class AX, IO, 0.024s, 2038	429,691,950	403,051
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 6.12s, 2017	308,000	307,998
FRB Ser. 06-A, Class C, 5.92s, 2017	913,000	912,722
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,

Class B, 7s, 2033	7,975,000	7,988,558
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	3,575,000	3,552,012
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	1,193,000	1,290,426
Ser. 04-C2, Class A2, 5.416s, 2036	6,060,000	5,909,167
FRB Ser. 04-C3, Class A5, 5.113s, 2036	59,000	56,436
Ser. 04-C3, Class A3, 4.302s, 2036	127,000	123,961
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 6.27s, 2020	323,500	323,498
FRB Ser. 04-TF2A, Class J, 6.27s, 2016	414,000	413,936
FRB Ser. 04-TF2A, Class H, 6.02s, 2019	825,000	824,995
Ser. 01-CK1, Class AY, IO, 0.775s, 2035	83,484,000	1,659,897
Ser. 03-C3, Class AX, IO, 0.762s, 2038	106,393,449	4,154,536
Ser. 02-CP3, Class AX, IO, 0.358s, 2035	23,208,695	894,692
Ser. 04-C4, Class AX, IO, 0.189s, 2039	15,305,427	345,566
Ser. 05-C2, Class AX, IO, 0.114s, 2037	84,879,261	1,250,017
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.687s, 2031	705,297	6,888
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	2,909,044	3,057,894
Ser. 99-CG2, Class B3, 6.1s, 2032	2,455,000	2,451,541
Ser. 99-CG2, Class B4, 6.1s, 2032	3,434,000	3,419,957
Ser. 98-CF2, Class B3, 6.04s, 2031	1,075,367	1,086,841
Fannie Mae
Ser. 03-W6, Class PT1, 10.031s, 2042	741,982	794,225
IFB Ser. 06-70, Class SM, 9.605s, 2036	540,761	583,830
Ser. 02-T12, Class A4, 9 1/2s, 2042	279,599	293,984
Ser. 02-T4, Class A4, 9 1/2s, 2041	448,271	470,960
Ser. 02-T6, Class A3, 9 1/2s, 2041	566,292	594,223
Ser. 02-T1, Class A4, 9 1/2s, 2031	60,519	63,826
Ser. 04-T3, Class PT1, 9.136s, 2044	504,734	539,729
IFB Ser. 06-62, Class PS, 7.98s, 2036	1,203,787	1,305,730
IFB Ser. 05-37, Class SU, 7.92s, 2035	3,323,176	3,540,635
IFB Ser. 06-49, Class SE, 7.72s, 2036	3,582,709	3,795,881
IFB Ser. 06-76, Class QB, 7.68s, 2036	2,335,489	2,527,222
IFB Ser. 06-79, Class PS, 7.68s, 2036	1,282,581	1,402,695
IFB Ser. 06-48, Class TQ, 7.68s, 2036	3,857,407	4,092,502
IFB Ser. 06-60, Class AK, 7.52s, 2036	1,819,840	1,886,742
Ser. 02-26, Class A2, 7 1/2s, 2048	2,414,929	2,517,728
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	696,716	730,598
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	1,099,299	1,152,769
Ser. 03-W1, Class 2A, 7 1/2s, 2042	2,165,722	2,255,720
Ser. 02-T19, Class A3, 7 1/2s, 2042	4,712,780	4,917,082
Ser. 02-T12, Class A3, 7 1/2s, 2042	399,675	415,268
Ser. 02-14, Class A2, 7 1/2s, 2042	519,578	540,981
Ser. 01-T10, Class A2, 7 1/2s, 2041	2,678,372	2,780,842
Ser. 02-T4, Class A3, 7 1/2s, 2041	160,281	166,483
Ser. 01-T12, Class A2, 7 1/2s, 2041	2,336,836	2,423,695
Ser. 01-T3, Class A1, 7 1/2s, 2040	502,914	522,108
Ser. 01-T1, Class A1, 7 1/2s, 2040	892,005	925,160
Ser. 99-T2, Class A1, 7 1/2s, 2039	297,599	312,297
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	1,103,037	1,148,184
Ser. 02-T1, Class A3, 7 1/2s, 2031	440,234	458,251
Ser. 00-T6, Class A1, 7 1/2s, 2030	1,853,777	1,928,091
Ser. 01-T5, Class A3, 7 1/2s, 2030	269,051	279,446
Ser. 01-T4, Class A1, 7 1/2s, 2028	5,666,799	5,954,473
IFB Ser. 06-63, Class SP, 7.38s, 2036	2,539,560	2,688,467
IFB Ser. 06-60, Class TK, 7.32s, 2036	1,178,684	1,217,445
IFB Ser. 06-104, Class GS, 7.046s, 2036	1,362,146	1,422,898
Ser. 02-26, Class A1, 7s, 2048	1,554,514	1,602,587
Ser. 04-T3, Class 1A3, 7s, 2044	1,574,233	1,630,753
Ser. 04-T2, Class 1A3, 7s, 2043	1,234,402	1,278,941
Ser. 03-W3, Class 1A2, 7s, 2042	726,931	749,807
Ser. 02-T16, Class A2, 7s, 2042	1,491,604	1,538,303
Ser. 02-14, Class A1, 7s, 2042	408,409	420,373
Ser. 01-W3, Class A, 7s, 2041	527,052	544,244
Ser. 05-W4, Class 1A3, 7s, 2035	2,009,819	2,087,696
Ser. 04-W1, Class 2A2, 7s, 2033	4,111,061	4,256,843
IFB Ser. 06-104, Class ES, 6.85s, 2036	2,641,115	2,758,409
Ser. 371, Class 2, IO, 6 1/2s, 2036	24,629,526	6,518,161
IFB Ser. 07-1, Class NK, 6.49s, 2037	5,942,204	6,220,923
IFB Ser. 07-81, Class SC, 5.88s, 2037	2,054,667	2,011,037
IFB Ser. 06-104, Class CS, 5.76s, 2036	2,534,859	2,449,441
IFB Ser. 05-74, Class SK, 5 1/2s, 2035	3,605,113	3,561,826
IFB Ser. 05-74, Class CS, 5.39s, 2035	2,171,171	2,127,668
IFB Ser. 06-115, Class ES, 5.28s, 2036	2,367,833	2,396,037
IFB Ser. 05-74, Class CP, 5.243s, 2035	1,905,038	1,893,755
IFB Ser. 07-30, Class FS, 5.187s, 2037	5,772,170	5,493,847
IFB Ser. 05-57, Class CD, 5.175s, 2035	1,731,300	1,716,192
IFB Ser. 06-8, Class PK, 5.12s, 2036	3,701,588	3,495,228
IFB Ser. 06-27, Class SP, 5.06s, 2036	2,816,000	2,789,569
IFB Ser. 06-8, Class HP, 5.06s, 2036	3,173,801	3,116,525
IFB Ser. 06-8, Class WK, 5.06s, 2036	5,016,763	4,888,442
IFB Ser. 05-106, Class US, 5.06s, 2035	4,579,844	4,529,576
IFB Ser. 05-99, Class SA, 5.06s, 2035	2,266,986	2,224,619
IFB Ser. 05-115, Class NQ, 4.988s, 2036	1,104,555	1,047,758
IFB Ser. 05-114, Class SP, 4.95s, 2036	1,334,915	1,261,161
IFB Ser. 05-45, Class DA, 4.913s, 2035	3,488,760	3,406,857
IFB Ser. 05-74, Class DM, 4.877s, 2035	4,485,048	4,349,484
IFB Ser. 05-45, Class DC, 4.803s, 2035	2,751,388	2,675,505
IFB Ser. 06-60, Class CS, 4.583s, 2036	1,134,896	1,026,998
IFB Ser. 05-57, Class DC, 4.485s, 2034	3,252,495	3,204,076

IFB Ser. 05-45, Class PC, 4.29s, 2034	1,506,721	1,476,349
IFB Ser. 05-95, Class CP, 4.089s, 2035	348,135	337,032
IFB Ser. 05-95, Class OP, 3.923s, 2035	1,286,000	1,152,565
IFB Ser. 05-106, Class JC, 3.628s, 2035	796,314	698,063
IFB Ser. 05-72, Class SB, 3.575s, 2035	2,637,597	2,427,253
IFB Ser. 05-83, Class QP, 3.562s, 2034	765,538	692,337
IFB Ser. 02-36, Class QH, IO, 2.73s, 2029	8,798	13
IFB Ser. 07-W6, Class 6A2, IO, 2.48s, 2037	3,199,902	213,985
IFB Ser. 06-90, Class SE, IO, 2.48s, 2036	3,058,792	313,685
IFB Ser. 03-66, Class SA, IO, 2.33s, 2033	3,781,146	296,013
Ser. 03-W12, Class 2, IO, 2.231s, 2043	5,539,957	331,020
IFB Ser. 07-W6, Class 5A2, IO, 1.97s, 2037	4,140,325	257,998
IFB Ser. 07-W4, Class 4A2, IO, 1.96s, 2037	18,473,411	1,130,865
IFB Ser. 07-W2, Class 3A2, IO, 1.96s, 2037	5,598,185	339,524
Ser. 03-W10, Class 1, IO, 1.934s, 2043	22,077,399	1,116,549
Ser. 03-W10, Class 3, IO, 1.931s, 2043	8,447,356	434,715
IFB Ser. 05-113, Class AI, IO, 1.91s, 2036	985,071	70,288
IFB Ser. 05-113, Class DI, IO, 1.91s, 2036	43,102,763	2,748,863
IFB Ser. 05-52, Class DC, IO, 1.88s, 2035	2,585,354	252,561
IFB Ser. 06-60, Class SI, IO, 1.83s, 2036	5,458,075	412,267
IFB Ser. 04-24, Class CS, IO, 1.83s, 2034	5,300,502	368,087
IFB Ser. 03-122, Class SA, IO, 1.78s, 2028	7,039,988	348,916
IFB Ser. 03-122, Class SJ, IO, 1.78s, 2028	7,430,133	374,952
IFB Ser. 06-60, Class DI, IO, 1 3/4s, 2035	2,920,658	170,134
IFB Ser. 04-60, Class SW, IO, 1.73s, 2034	9,798,493	735,333
IFB Ser. 05-65, Class KI, IO, 1.68s, 2035	21,170,712	1,210,408
Ser. 03-W8, Class 12, IO, 1.637s, 2042	39,409,377	1,877,541
IFB Ser. 07-39, Class PI, IO, 1.44s, 2037	3,503,209	196,123
IFB Ser. 07-30, Class WI, IO, 1.44s, 2037	30,120,855	1,588,316
IFB Ser. 07-W4, Class 3A2, IO, 1.43s, 2037	17,888,455	867,002
IFB Ser. 07-28, Class SE, IO, 1.43s, 2037	3,731,647	253,420
IFB Ser. 07-W2, Class 2A2, IO, 1.43s, 2037	7,486,699	394,271
IFB Ser. 06-128, Class SH, IO, 1.43s, 2037	4,358,322	237,093
IFB Ser. 06-56, Class SM, IO, 1.43s, 2036	10,891,766	595,531
IFB Ser. 06-12, Class SD, IO, 1.43s, 2035	14,295,021	916,311
IFB Ser. 05-73, Class SI, IO, 1.43s, 2035	2,165,646	112,428
IFB Ser. 05-17, Class ES, IO, 1.43s, 2035	4,354,049	260,764
IFB Ser. 05-17, Class SY, IO, 1.43s, 2035	2,011,183	120,759
IFB Ser. 07-W5, Class 2A2, IO, 1.42s, 2037	1,689,581	70,990
IFB Ser. 07-30, Class IE, IO, 1.42s, 2037	9,657,369	689,905
IFB Ser. 06-123, Class CI, IO, 1.42s, 2037	8,515,759	553,312
IFB Ser. 06-123, Class UI, IO, 1.42s, 2037	3,692,045	224,492
IFB Ser. 05-82, Class SY, IO, 1.41s, 2035	9,096,778	460,650
IFB Ser. 05-45, Class SR, IO, 1.4s, 2035	12,112,607	609,391
IFB Ser. 07-15, Class BI, IO, 1.38s, 2037	6,237,529	371,987
IFB Ser. 06-23, Class SC, IO, 1.38s, 2036	5,033,850	308,323
IFB Ser. 05-95, Class CI, IO, 1.38s, 2035	4,807,929	293,983
IFB Ser. 05-84, Class SG, IO, 1.38s, 2035	8,232,085	523,319
IFB Ser. 05-54, Class SA, IO, 1.38s, 2035	8,694,157	429,274
IFB Ser. 05-23, Class SG, IO, 1.38s, 2035	6,512,287	391,649
IFB Ser. 05-104, Class NI, IO, 1.38s, 2035	5,577,556	331,865
IFB Ser. 05-17, Class SA, IO, 1.38s, 2035	5,664,431	341,463
IFB Ser. 05-17, Class SE, IO, 1.38s, 2035	6,117,002	364,512
IFB Ser. 05-57, Class DI, IO, 1.38s, 2035	12,738,123	683,411
IFB Ser. 05-83, Class QI, IO, 1.37s, 2035	1,283,896	88,496
IFB Ser. 05-83, Class SL, IO, 1.35s, 2035	14,307,750	783,454
Ser. 06-116, Class ES, IO, 1.33s, 2036	3,122,569	164,875
IFB Ser. 07-63, Class SB, IO, 1.33s, 2037	25,413,458	1,302,135
IFB Ser. 06-114, Class IS, IO, 1.33s, 2036	4,318,279	244,253
IFB Ser. 06-115, Class GI, IO, 1.32s, 2036	3,736,457	228,371
IFB Ser. 06-115, Class IE, IO, 1.32s, 2036	3,171,870	182,063
IFB Ser. 06-117, Class SA, IO, 1.32s, 2036	4,899,289	277,246
IFB Ser. 06-121, Class SD, IO, 1.32s, 2036	9,134,438	530,361
IFB Ser. 06-109, Class SG, IO, 1.31s, 2036	5,788,373	331,264
IFB Ser. 06-104, Class IM, IO, 1.3s, 2036	1,409,530	78,850
IFB Ser. 06-104, Class SY, IO, 1.3s, 2036	3,281,561	170,609
IFB Ser. 06-109, Class SH, IO, 1.3s, 2036	4,112,307	272,977
Ser. 06-104, Class SG, IO, 1.28s, 2036	7,300,078	370,057
IFB Ser. 07-W6, Class 4A2, IO, 1.28s, 2037	15,980,305	763,358
IFB Ser. 06-128, Class SC, IO, 1.28s, 2037	13,965,494	745,757
IFB Ser. 06-44, Class IS, IO, 1.28s, 2036	5,969,352	318,919
IFB Ser. 06-45, Class SM, IO, 1.28s, 2036	6,700,976	329,306
IFB Ser. 06-8, Class JH, IO, 1.28s, 2036	15,141,307	865,252
IFB Ser. 05-95, Class OI, IO, 1.27s, 2035	716,408	49,566
IFB Ser. 06-92, Class JI, IO, 1.26s, 2036	3,007,191	164,551
IFB Ser. 06-96, Class ES, IO, 1.26s, 2036	5,322,687	297,422
IFB Ser. 06-99, Class AS, IO, 1.26s, 2036	3,655,915	196,688
IFB Ser. 06-85, Class TS, IO, 1.24s, 2036	7,350,640	375,302
IFB Ser. 06-61, Class SE, IO, 1.23s, 2036	7,672,469	356,922
IFB Ser. 07-76, Class SA, IO, 1.22s, 2037	5,197,000	264,891
Ser. 06-94, Class NI, IO, 1.18s, 2036	3,570,216	174,681
FRB Ser. 03-W17, Class 12, IO, 1.151s, 2033	10,438,361	401,358
IFB Ser. 07-30, Class JS, IO, 1.12s, 2037	13,349,397	712,650
IFB Ser. 07-30, Class LI, IO, 1.12s, 2037	13,064,708	729,879
IFB Ser. 07-W2, Class 1A2, IO, 1.11s, 2037	20,069,884	942,003
IFB Ser. 07-W4, Class 2A2, IO, 1.1s, 2037	20,572,184	853,746
Ser. 03-W19, IO, 1.099s, 2033	1,176,470	38,126
IFB Ser. 07-54, Class IA, IO, 1.09s, 2037	4,451,039	240,029
IFB Ser. 07-54, Class IB, IO, 1.09s, 2037	4,451,039	240,029
IFB Ser. 07-54, Class IC, IO, 1.09s, 2037	4,451,039	240,029
IFB Ser. 07-54, Class ID, IO, 1.09s, 2037	4,451,039	240,029
IFB Ser. 07-54, Class IE, IO, 1.09s, 2037	4,451,039	240,029
IFB Ser. 07-54, Class IF, IO, 1.09s, 2037	6,621,917	357,096

IFB Ser. 07-54, Class UI, IO, 1.09s, 2037	5,308,524	303,626
IFB Ser. 07-15, Class CI, IO, 1.06s, 2037	15,623,317	857,643
IFB Ser. 06-123, Class BI, IO, 1.06s, 2037	20,691,884	1,070,192
IFB Ser. 06-115, Class JI, IO, 1.06s, 2036	11,404,317	599,744
IFB Ser. 06-123, Class LI, IO, 1s, 2037	7,659,479	374,862
Ser. 03-W10, Class 3A, IO, 0.881s, 2043	856,924	14,656
Ser. 03-W10, Class 1A, IO, 0.865s, 2043	714,134	10,471
Ser. 03-T2, Class 2, IO, 0.821s, 2042	62,355,028	1,412,498
IFB Ser. 07-39, Class AI, IO, 0.8s, 2037	7,978,849	336,345
IFB Ser. 07-32, Class SD, IO, 0.79s, 2037	5,316,031	248,211
IFB Ser. 07-33, Class SD, IO, 0.79s, 2037	15,108,997	571,120
IFB Ser. 07-30, Class UI, IO, 0.78s, 2037	4,391,718	195,049
IFB Ser. 07-32, Class SC, IO, 0.78s, 2037	7,055,364	327,193
IFB Ser. 07-1, Class CI, IO, 0.78s, 2037	5,143,991	214,295
IFB Ser. 05-74, Class SE, IO, 0.78s, 2035	10,713,338	371,591
IFB Ser. 05-82, Class SI, IO, 0.78s, 2035	16,746,621	599,377
IFB Ser. 07-W4, Class 1A2, IO, 0.77s, 2037	60,776,089	2,152,624
IFB Ser. 07-W5, Class 1A2, IO, 0.76s, 2037	9,164,980	273,338
Ser. 03-W6, Class 51, IO, 0.683s, 2042	16,793,999	279,588
Ser. 03-W3, Class 2IO1, IO, 0.683s, 2042	24,587,999	477,450
Ser. 03-18, Class X1, IO, 0.681s, 2042	29,608,282	381,473
IFB Ser. 05-58, Class IK, IO, 0.68s, 2035	5,325,278	257,095
Ser. 06-W3, Class 1AS, IO, 0.662s, 2046	19,431,715	625,458
Ser. 01-T12, Class IO, 0.564s, 2041	28,048,403	353,216
Ser. 03-W2, Class 1, IO, 0.47s, 2042	32,691,072	375,758
Ser. 01-50, Class B1, IO, 0.459s, 2041	3,935,633	35,231
Ser. 02-T4, IO, 0.453s, 2041	15,811,443	157,230
Ser. 03-W3, Class 1, IO, 0.442s, 2042	21,746,711	191,277
Ser. 02-T1, Class IO, IO, 0.425s, 2031	24,799,689	247,502
Ser. 03-W6, Class 3, IO, 0.366s, 2042	22,401,822	227,847
Ser. 03-W6, Class 23, IO, 0.352s, 2042	24,042,649	236,559
Ser. 03-34, Class P1, PO (Principal Only), zero %, 2043	105,736	71,834
FRB Ser. 06-115, Class SN, zero %, 2036	1,789,041	1,959,087
FRB Ser. 06-104, Class EK, zero %, 2036	565,196	576,629
Ser. 06-84, Class OP, PO, zero %, 2036	44,495	42,275
Ser. 372, Class 1, PO, zero %, 2036	40,009,992	29,184,047
Ser. 04-38, Class AO, PO, zero %, 2034	5,062,704	3,561,019
Ser. 04-61, Class CO, PO, zero %, 2031	4,902,000	3,799,895
Ser. 07-31, Class TS, IO, zero %, 2009	12,799,503	81,328
Ser. 07-15, Class IM, IO, zero %, 2009	4,942,432	35,183
Ser. 07-16, Class TS, IO, zero %, 2009 (in default)
(NON)	21,070,415	133,123
FRB Ser. 05-65, Class ER, zero %, 2035	3,248,337	3,208,879
FRB Ser. 05-57, Class UL, zero %, 2035	3,094,641	3,164,652
FRB Ser. 05-36, Class QA, zero %, 2035	615,070	574,257
FRB Ser. 05-65, Class CU, zero %, 2034	432,640	591,866
FRB Ser. 05-81, Class DF, zero %, 2033	365,449	419,183
FRB Ser. 06-1, Class HF, zero %, 2032	404,473	401,302
IFB Ser. 06-75, Class FY, zero %, 2036	849,587	979,338
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	291,165	303,714
Ser. T-58, Class 4A, 7 1/2s, 2043	1,552,447	1,622,919
Ser. T-51, Class 2A, 7 1/2s, 2042	1,663,783	1,730,651
Ser. T-42, Class A5, 7 1/2s, 2042	1,090,392	1,122,995
Ser. T-60, Class 1A2, 7s, 2044	5,065,483	5,247,767
Ser. T-41, Class 2A, 7s, 2032	117,608	121,024
Ser. T-56, Class A, IO, 0.531s, 2043	13,944,974	202,028
Ser. T-56, Class 3, IO, 0.376s, 2043	14,056,933	32,331
Ser. T-56, Class 1, IO, 0.284s, 2043	17,864,073	25,010
Ser. T-56, Class 2, IO, 0.031s, 2043	16,271,575	13,017
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	5,165,403	5,460,437
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.685s, 2033	40,514,220	1,956,599
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	3,492,000	3,716,830
Ser. 97-C2, Class G, 7 1/2s, 2029	1,156,000	1,249,221
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	4,500,000	4,716,450
Freddie Mac
IFB Ser. 3202, Class PS, 7.32s, 2036	1,135,558	1,198,570
IFB Ser. 3182, Class PS, 7.32s, 2032	3,038,230	3,248,896
IFB Ser. 3349, Class SA, 7.08s, 2037	6,832,000	6,954,411
IFB Ser. 3331, Class SE, 7.08s, 2037	1,735,239	1,750,335
IFB Ser. 3202, Class HM, 6.65s, 2036	797,352	825,809
IFB Ser. 3081, Class DC, 5.22s, 2035	1,834,836	1,771,283
IFB Ser. 3316, Class KS, 5.187s, 2037	3,038,433	2,863,766
IFB Ser. 3114, Class GK, 5.12s, 2036	1,247,098	1,203,396
IFB Ser. 2976, Class KL, 4.877s, 2035	3,322,443	3,196,052
IFB Ser. 2990, Class DP, 4.767s, 2034	2,872,864	2,763,374
IFB Ser. 2979, Class AS, 4.767s, 2034	816,164	776,381
IFB Ser. 3065, Class DC, 3.9s, 2035	2,833,483	2,553,046
IFB Ser. 2990, Class LB, 3.348s, 2034	3,444,031	3,079,110
IFB Ser. 2990, Class WP, 3.302s, 2035	2,165,888	2,041,724
IFB Ser. 2927, Class SI, IO, 3.18s, 2035	4,872,019	530,711
IFB Ser. 2828, Class GI, IO, 2.18s, 2034	5,563,236	470,778
IFB Ser. 2869, Class SH, IO, 1.98s, 2034	2,676,467	155,191
IFB Ser. 2869, Class JS, IO, 1.93s, 2034	12,943,639	733,925
IFB Ser. 2815, Class PT, IO, 1.73s, 2032	5,517,136	349,634
IFB Ser. 2828, Class TI, IO, 1.73s, 2030	2,631,545	157,658
IFB Ser. 3297, Class BI, IO, 1.44s, 2037	13,487,792	880,286

IFB Ser. 3284, Class IV, IO, 1.43s, 2037	3,382,621	242,072
IFB Ser. 3287, Class SD, IO, 1.43s, 2037	5,479,165	333,687
IFB Ser. 3281, Class BI, IO, 1.43s, 2037	2,642,207	164,835
IFB Ser. 3028, Class ES, IO, 1.43s, 2035	13,933,083	867,338
IFB Ser. 2922, Class SE, IO, 1.43s, 2035	6,858,575	347,215
IFB Ser. 3045, Class DI, IO, 1.41s, 2035	14,882,048	761,725
Ser. 3236, Class ES, IO, 1.38s, 2036	5,349,702	289,419
IFB Ser. 3136, Class NS, IO, 1.38s, 2036	8,495,164	445,453
IFB Ser. 3118, Class SD, IO, 1.38s, 2036	11,180,268	565,341
IFB Ser. 3054, Class CS, IO, 1.38s, 2035	2,935,516	135,483
IFB Ser. 3107, Class DC, IO, 1.38s, 2035	14,566,754	933,229
IFB Ser. 3129, Class SP, IO, 1.38s, 2035	6,065,459	307,743
IFB Ser. 3066, Class SI, IO, 1.38s, 2035	9,202,096	561,212
IFB Ser. 2927, Class ES, IO, 1.38s, 2035	3,862,932	179,488
IFB Ser. 2950, Class SM, IO, 1.38s, 2016	7,550,536	403,818
IFB Ser. 3031, Class BI, IO, 1.37s, 2035	2,610,238	177,956
IFB Ser. 3244, Class SB, IO, 1.34s, 2036	3,760,303	224,483
IFB Ser. 3244, Class SG, IO, 1.34s, 2036	4,381,841	259,293
IFB Ser. 3326, Class GS, IO, 1.33s, 2037	10,428,123	549,864
IFB Ser. 3236, Class IS, IO, 1.33s, 2036	7,081,361	410,430
IFB Ser. 3147, Class SH, IO, 1.33s, 2036	12,984,463	771,887
IFB Ser. 2962, Class BS, IO, 1.33s, 2035	16,012,710	810,379
IFB Ser. 3114, Class TS, IO, 1.33s, 2030	30,781,974	1,388,394
IFB Ser. 3128, Class JI, IO, 1.31s, 2036	9,045,845	545,154
IFB Ser. 2990, Class LI, IO, 1.31s, 2034	5,091,909	311,668
IFB Ser. 3240, Class S, IO, 1.3s, 2036	13,250,737	828,457
IFB Ser. 3229, Class BI, IO, 1.3s, 2036	1,186,679	61,544
IFB Ser. 3065, Class DI, IO, 1.3s, 2035	2,001,172	134,593
IFB Ser. 3145, Class GI, IO, 1.28s, 2036	7,349,402	464,102
IFB Ser. 3114, Class GI, IO, 1.28s, 2036	2,977,908	200,692
IFB Ser. 3221, Class SI, IO, 1.26s, 2036	5,757,410	313,778
IFB Ser. 3153, Class UI, IO, 1 1/4s, 2036	13,421,587	887,463
IFB Ser. 3202, Class PI, IO, 1.22s, 2036	15,705,600	848,637
IFB Ser. 3201, Class SG, IO, 1.18s, 2036	7,285,410	387,770
IFB Ser. 3203, Class SE, IO, 1.18s, 2036	6,511,956	343,289
IFB Ser. 3152, Class SY, IO, 1.16s, 2036	6,602,098	375,557
IFB Ser. 3284, Class BI, IO, 1.13s, 2037	4,269,735	222,127
IFB Ser. 3199, Class S, IO, 1.13s, 2036	3,684,217	202,492
IFB Ser. 3284, Class LI, IO, 1.12s, 2037	17,485,763	927,806
IFB Ser. 3281, Class AI, IO, 1.11s, 2037	15,747,522	889,715
IFB Ser. 3311, Class IA, IO, 1.09s, 2037	6,256,390	354,332
IFB Ser. 3311, Class IB, IO, 1.09s, 2037	6,256,390	354,332
IFB Ser. 3311, Class IC, IO, 1.09s, 2037	6,256,390	354,332
IFB Ser. 3311, Class ID, IO, 1.09s, 2037	6,256,390	354,332
IFB Ser. 3311, Class IE, IO, 1.09s, 2037	8,971,783	508,119
IFB Ser. 3240, Class GS, IO, 1.06s, 2036	8,063,496	434,400
IFB Ser. 3288, Class SJ, IO, 0.81s, 2037	7,052,990	299,914
IFB Ser. 3284, Class CI, IO, 0.8s, 2037	11,936,724	532,017
IFB Ser. 3291, Class SA, IO, 0.79s, 2037	7,692,850	283,097
IFB Ser. 3016, Class SQ, IO, 0.79s, 2035	5,862,249	192,276
IFB Ser. 3284, Class WI, IO, 0.78s, 2037	19,860,453	699,088
IFB Ser. 3235, Class SA, IO, 0.63s, 2036	3,369,895	119,579
Ser. 246, PO, zero %, 2037	33,391,008	24,368,885
FRB Ser. 3326, Class XF, zero %, 2037	2,214,354	2,425,380
Ser. 3300, PO, zero %, 2037	3,431,977	2,512,324
FRB Ser. 3326, Class YF, zero %, 2037	6,090,288	7,315,496
Ser. 242, PO, zero %, 2036	53,010,984	38,821,242
Ser. 239, PO, zero %, 2036	16,661,835	12,044,951
FRB Ser. 3326, Class WF, zero %, 2035	3,044,084	3,211,012
FRB Ser. 3263, Class TA, zero %, 2037	490,781	574,827
FRB Ser. 3239, Class BF, zero %, 2036	1,995,452	2,605,669
FRB Ser. 3231, Class XB, zero %, 2036	1,352,658	1,402,147
FRB Ser. 3174, Class SF, zero %, 2036	838,874	995,779
FRB Ser. 3149, Class XF, zero %, 2036	794,404	827,108
FRB Ser. 3231, Class X, zero %, 2036	684,653	839,826
FRB Ser. 3147, Class SF, zero %, 2036	2,261,567	2,495,868
FRB Ser. 3117, Class AF, zero %, 2036	326,871	388,886
FRB Ser. 3036, Class AS, zero %, 2035	275,339	317,187
FRB Ser. 3003, Class XF, zero %, 2035	2,714,695	3,012,698
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.054s, 2043	120,756,669	920,034
Ser. 05-C3, Class XC, IO, 0.05s, 2045	290,383,205	1,497,216
Ser. 07-C1, Class XC, IO, 0.042s, 2019	241,402,420	1,894,279
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.814s, 2036	488,000	510,302
Ser. 01-C2, Class A1, 6 1/4s, 2034	285,506	286,321
Ser. 97-C1, Class X, IO, 1.322s, 2029	7,793,312	311,732
Ser. 05-C1, Class X1, IO, 0.166s, 2043	107,421,119	1,380,576
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	2,095,341	2,139,629
Ser. 06-C1, Class XC, IO, 0.056s, 2045	172,541,295	1,240,227
Government National Mortgage Association
IFB Ser. 07-26, Class WS, 10.56s, 2037	4,907,380	6,052,606
IFB Ser. 07-44, Class SP, 8.661s, 2020	2,224,000	2,382,460
IFB Ser. 06-34, Class SA, 7.62s, 2036	515,448	530,014
IFB Ser. 05-7, Class JM, 5.016s, 2034	3,431,904	3,328,385
IFB Ser. 05-66, Class SP, 3.1s, 2035	1,749,084	1,553,817
IFB Ser. 06-62, Class SI, IO, 2.06s, 2036	5,612,471	401,067
IFB Ser. 07-1, Class SL, IO, 2.04s, 2037	2,601,614	192,962
IFB Ser. 07-1, Class SM, IO, 2.03s, 2037	2,600,666	192,022
IFB Ser. 07-26, Class SG, IO, 1.53s, 2037	7,101,600	443,587
IFB Ser. 07-9, Class BI, IO, 1 1/2s, 2037	16,935,360	959,258
IFB Ser. 07-25, Class SA, IO, 1.48s, 2037	6,010,617	343,206

IFB Ser. 07-25, Class SB, IO, 1.48s, 2037	11,662,554	665,932
IFB Ser. 07-26, Class LS, IO, 1.48s, 2037	14,754,233	943,814
IFB Ser. 07-26, Class SA, IO, 1.48s, 2037	16,694,699	904,369
IFB Ser. 07-26, Class SD, IO, 1.48s, 2037	8,329,498	502,435
IFB Ser. 07-26, Class SL, IO, 1.48s, 2037	756,137	37,501
IFB Ser. 07-22, Class S, IO, 1.48s, 2037	3,786,218	251,281
IFB Ser. 06-69, Class SA, IO, 1.48s, 2036	8,817,883	480,146
IFB Ser. 06-38, Class SG, IO, 1.33s, 2033	16,827,492	737,347
IFB Ser. 07-9, Class DI, IO, 1.19s, 2037	8,604,246	401,789
IFB Ser. 07-9, Class AI, IO, 1.18s, 2037	6,663,067	338,284
IFB Ser. 06-28, Class GI, IO, 1.18s, 2035	5,930,198	271,401
IFB Ser. 05-65, Class SI, IO, 1.03s, 2035	6,249,604	267,898
IFB Ser. 07-27, Class SD, IO, 0.88s, 2037	4,295,882	152,202
IFB Ser. 07-19, Class SJ, IO, 0.88s, 2037	7,270,952	272,006
IFB Ser. 07-21, Class S, IO, 0.88s, 2037	8,901,723	363,253
IFB Ser. 07-8, Class SA, IO, 0.88s, 2037	18,471,249	775,534
IFB Ser. 07-9, Class CI, IO, 0.88s, 2037	11,215,610	410,432
IFB Ser. 07-7, Class EI, IO, 0.88s, 2037	7,417,043	266,949
IFB Ser. 07-1, Class S, IO, 0.88s, 2037	9,561,393	359,728
IFB Ser. 07-3, Class SA, IO, 0.88s, 2037	9,113,971	340,124
IFB Ser. 07-43, Class SC, IO, 0.78s, 2037	6,006,000	163,054
Ser. 99-31, Class MP, PO, zero %, 2029	103,789	86,022
FRB Ser. 98-2, Class EA, PO, zero %, 2028	890,500	711,509
FRB Ser. 07-35, Class UF, zero %, 2037	656,296	699,207
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 1.36s, 2045	9,220,242	210,337
Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A4, 5.444s, 2039	2,148,000	2,067,450
Ser. 05-GG5, Class XC, IO, 0.051s, 2037	236,551,859	1,007,194
Greenwich Capital Commercial Funding Corp. 144A
Ser. 07-GG9, Class X, IO, 0.512s, 2039	33,078,462	835,231
Ser. 05-GG3, Class XC, IO, 0.118s, 2042	106,833,210	1,736,040
GS Mortgage Securities Corp. II
Ser. 06-GG8, Class A4, 5.56s, 2039	5,341,000	5,181,464
Ser. 04-GG2, Class A6, 5.396s, 2038	5,069,000	4,934,114
Ser. 05-GG4, Class A4, 4.761s, 2039	127,000	119,479
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 8.57s, 2015	748,000	740,520
FRB Ser. 07-EOP, Class J, 6.17s, 2009	610,000	603,900
Ser. 98-C1, Class F, 6s, 2030	1,627,000	1,619,971
Ser. 03-C1, Class X1, IO, 0.368s, 2040	39,517,107	658,456
Ser. 05-GG4, Class XC, IO, 0.179s, 2039	132,947,977	2,269,464
Ser. 04-C1, Class X1, IO, 0.16s, 2028	44,167,508	277,772
Ser. 06-GG6, Class XC, IO, 0.035s, 2038	146,827,051	498,983
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1, 4.84s,
2035	2,561,410	2,526,165
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	1,171,000	1,251,553
Ser. 06-CB16, Class A4, 5.552s, 2045	5,705,000	5,647,037
Ser. 06-CB14, Class A4, 5.471s, 2044	5,624,000	5,547,570
Ser. 06-CB14, Class AM, 5.381s, 2044	5,894,000	5,697,494
FRB Ser. 04-PNC1, Class A4, 5.542s, 2041	48,000	46,828
Ser. 05-CB12, Class A4, 4.895s, 2037	128,000	119,638
Ser. 04-C3, Class A5, 4.878s, 2042	122,000	114,402
Ser. 05-LDP2, Class AM, 4.78s, 2042	2,030,000	1,911,096
Ser. 06-CB17, Class X, IO, 0.514s, 2043	57,787,291	2,257,172
Ser. 06-LDP9, Class X, IO, 0.456s, 2047	36,712,552	1,193,158
Ser. 07-LDPX, Class X, IO, 0.344s, 2049	71,169,212	1,690,269
Ser. 06-LDP7, Class X, IO, 0.009s, 2045	298,792,898	233,058
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	1,515,000	1,534,942
Ser. 06-FL2A, Class X1, IO, 0.758s, 2018	58,480,405	187,320
Ser. 03-ML1A, Class X1, IO, 0.622s, 2039	19,859,879	681,132
Ser. 05-LDP2, Class X1, IO, 0.113s, 2042	237,690,126	3,992,453
Ser. 05-LDP1, Class X1, IO, 0.08s, 2046	46,488,472	430,381
Ser. 05-CB12, Class X1, IO, 0.067s, 2037	69,041,146	711,987
Ser. 05-LDP3, Class X1, IO, 0.051s, 2042	171,838,213	1,322,350
Ser. 05-LDP5, Class X1, IO, 0.044s, 2044	445,608,748	2,019,165
Ser. 06-LDP6, Class X1, IO, 0.042s, 2043	95,264,414	513,534
Ser. 06-CB14, Class X1, IO, 0.038s, 2044	58,477,577	262,692
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	926,463	934,088
Ser. 99-C1, Class G, 6.41s, 2031	991,777	1,014,247
Ser. 98-C4, Class G, 5.6s, 2035	784,000	776,364
Ser. 98-C4, Class H, 5.6s, 2035	1,328,000	1,234,337
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028	43,000	44,100
Ser. 04-C7, Class A6, 4.786s, 2029	2,341,000	2,233,578
Ser. 07-C2, Class XW, IO, 0.536s, 2040	15,402,923	600,236
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.719s, 2038	41,042,427	1,921,401
Ser. 05-C3, Class XCL, IO, 0.176s, 2040	70,815,217	1,514,076
Ser. 05-C2, Class XCL, IO, 0.146s, 2040	216,695,795	2,414,146
Ser. 05-C5, Class XCL, IO, 0.096s, 2020	105,673,623	1,499,649
Ser. 05-C7, Class XCL, IO, 0.081s, 2040	157,232,480	1,426,098
Ser. 06-C1, Class XCL, IO, 0.069s, 2041	167,409,683	1,841,465
Ser. 07-C2, Class XCL, IO, 0.065s, 2040	132,357,671	2,081,145
Ser. 06-C7, Class XCL, IO, 0.064s, 2038	29,831,783	515,463
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 6.27s, 2017	826,000	826,903
FRB Ser. 05-LLFA, 6.12s, 2018	534,000	532,665

Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 9s, 2036	1,130,418	1,226,389
IFB Ser. 07-5, Class 4A3, 8.16s, 2036	3,031,546	3,141,285
FRB Ser. 07-5, Class 4A2, 5.64s, 2037	5,604,779	5,541,883
IFB Ser. 06-9, Class 3A2, IO, 1.91s, 2037	3,347,864	200,725
IFB Ser. 06-5, Class 2A2, IO, 1.83s, 2036	10,241,110	510,994
IFB Ser. 07-2, Class 2A13, IO, 1.37s, 2037	7,518,748	408,219
IFB Ser. 07-1, Class 2A3, IO, 1.31s, 2037	8,630,121	463,858
Ser. 06-9, Class 2A3, IO, 1.3s, 2036	11,480,575	601,952
IFB Ser. 06-9, Class 2A2, IO, 1.3s, 2037	8,096,240	425,875
IFB Ser. 06-8, Class 2A2, IO, 1.26s, 2036	736,682	29,723
IFB Ser. 06-7, Class 2A4, IO, 1.23s, 2036	16,379,248	646,416
IFB Ser. 06-7, Class 2A5, IO, 1.23s, 2036	14,691,394	722,554
IFB Ser. 06-6, Class 1A2, IO, 1.18s, 2036	6,014,131	239,081
IFB Ser. 06-6, Class 1A3, IO, 1.18s, 2036	8,274,486	376,562
IFB Ser. 06-5, Class 1A3, IO, 0.08s, 2036	2,776,398	17,041
IFB Ser. 06-4, Class 1A3, IO, 0.08s, 2036	2,252,929	19,897
IFB Ser. 06-7, Class 1A3, IO, 0.03s, 2036	6,828,470	30,728
IFB Ser. 06-9, Class 1A6, IO, zero %, 2037	5,678,114	25,730
IFB Ser. 06-7, Class 4A2, IO, 2.43S, 2036	5,105,563	296,283
Ser. 07-1, Class 3A2, IO, 1.93s, 2037	5,448,023	352,021
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 7.265s, 2034	468,302	476,058
Ser. 04-13, Class 3A6, 3.786s, 2034	3,642,000	3,529,931
Ser. 06-OA1, Class X, IO, 2.09s, 2046	6,821,100	215,291
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	2,951,672	43,094
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	7,899,621	22,218
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.062s, 2049	124,994,047	1,848,662
Merrill Lynch Floating Trust 144A
Ser. 06-1, Class X1TM, IO, 6.166s, 2022	12,038,000	86,052
FRB Ser. 06-1, Class TM, 5.82s, 2022	1,222,000	1,225,708
Ser. 06-1, Class X1A, IO, 1.393s, 2022	40,200,086	464,311
Merrill Lynch Mortgage Investors, Inc.
Ser. 98-C3, Class E, 6.914s, 2030	826,000	871,670
FRB Ser. 05-A9, Class 3A1, 5.28s, 2035	6,282,631	6,196,245
Ser. 96-C2, Class JS, IO, 2.278s, 2028	1,168,374	110,228
Merrill Lynch Mortgage Trust
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041	125,000	119,549
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043	121,000	112,219
Ser. 05-MCP1, Class XC, IO, 0.107s, 2043	87,778,274	1,200,094
Merrill Lynch Mortgage Trust 144A
Ser. 05-LC1, Class X, IO, 0.236s, 2044	48,654,424	423,826
Ser. 04-KEY2, Class XC, IO, 0.181s, 2039	19,806,723	418,572
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A
Ser. 06-1, Class X, IO, 0.134s, 2039	126,898,000	644,404
Ser. 07-7, Class X, IO, 0.02s, 2050	253,693,000	1,020,718
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 7.798s, 2037	4,048,178	1,246,080
Ser. 04-C2, Class X, IO, 6.004s, 2040	1,986,707	589,183
Ser. 05-C3, Class X, IO, 5.555s, 2044	3,718,282	1,071,330
Ser. 06-C4, Class X, IO, 5.095s, 2016	12,962,910	4,293,468
Morgan Stanley Capital I 144A
Ser. 05-RR6, Class X, IO, 1.622s, 2043	13,306,650	695,274
Ser. 05-HQ6, Class X1, IO, 0.07s, 2042	112,215,123	1,172,742
Morgan Stanley Capital I
Ser. 07-HQ11, Class A4, 5.447s, 2044	3,820,000	3,640,669
Ser. 05-HQ6, Class A4A, 4.989s, 2042	5,354,000	5,121,696
Ser. 04-HQ4, Class A7, 4.97s, 2040	2,771,000	2,627,434
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	498,000	500,149
Ser. 04-RR, Class F5, 6s, 2039	1,350,000	1,189,536
Ser. 04-RR, Class F6, 6s, 2039	2,030,000	1,700,928
Ser. 05-HQ5, Class X1, IO, 0.097s, 2042	29,903,360	233,043
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.357s, 2035	5,918,687	5,889,240
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.226s, 2030	1,389,000	1,408,738
Permanent Financing PLC FRB Ser. 8, Class 2C, 5.74s,
2042 (United Kingdom)	2,413,000	2,414,629
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	4,971,000	5,104,770
Ser. 00-C1, Class J, 6 5/8s, 2010	309,000	280,850
Ser. 00-C2, Class J, 6.22s, 2033	1,499,000	1,509,763
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 8.86s, 2034 (Ireland)	3,491,000	3,491,000
Ser. 04-1A, Class E, 6.61s, 2034 (Ireland)	1,374,000	1,373,794
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.23s, 2036	1,621,770	15,394
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	5,109,465	4,898,442
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.795s, 2036	33,821,987	1,619,150
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	770,000	773,241
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	993,000	892,265
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	673,000	582,356
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	443,000	397,454
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-8, Class 1A3, 7.247s, 2034	23,355	23,741
FRB Ser. 05-18, Class 6A1, 5.243s, 2035	2,939,880	2,913,098
Ser. 05-9, Class AX, IO, 1.113s, 2035	30,112,569	432,868
Wachovia Bank Commercial Mortgage Trust
Ser. 04-C15, Class A4, 4.803s, 2041	4,128,000	3,930,981

Ser. 06-C28, Class XC, IO, 0.381s, 2048	28,374,583	747,103
Ser. 06-C29, IO, 0.372s, 2048	136,899,655	3,901,640
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 8.62s, 2018	944,000	943,811
Ser. 03-C3, Class IOI, IO, 0.364s, 2035	22,080,931	667,221
Ser. 07-C31, IO, 0.261s, 2047	120,101,756	2,411,643
Ser. 05-C18, Class XC, IO, 0.092s, 2042	50,491,198	511,476
Ser. 06-C23, Class XC, IO, 0.05s, 2045	296,043,067	1,791,061
Ser. 06-C26, Class XC, IO, 0.041s, 2045	22,378,689	83,025
WAMU Commercial Mortgage Securities Trust 144A Ser.
07-SL2, Class X, IO, 0.852s, 2049	21,509,871	987,129
Washington Mutual 144A Ser. 06-SL1, Class X, IO,
0.938s, 2043	10,368,719	541,154
Washington Mutual Asset Securities Corp. 144A Ser.
05-C1A, Class G, 5.72s, 2036	219,000	203,705
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.184s, 2031 (Cayman Islands)	1,793,000	1,801,590
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.281s, 2036	3,884,745	3,837,096
Ser. 05-AR2, Class 2A1, 4.545s, 2035	1,861,072	1,825,232
Ser. 04-R, Class 2A1, 4.362s, 2034	1,909,014	1,870,834
Ser. 05-AR9, Class 1A2, 4.354s, 2035	1,530,663	1,506,333
Ser. 05-AR12, Class 2A5, 4.319s, 2035	26,265,000	25,644,434
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	56,771,000	506,176

Total collateralized mortgage obligations (cost $853,210,393)		$835,870,433

CORPORATE BONDS AND NOTES (11.0%)(a)

	Principal amount	Value

Basic Materials (0.3%)
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	$1,950,000	$1,892,201
Georgia-Pacific Corp. debs. 9 1/2s, 2011	1,140,000	1,168,500
Georgia-Pacific Corp. notes 8 1/8s, 2011	815,000	821,113
Lafarge SA notes 6 1/2s, 2016 (France)	440,000	453,121
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	570,000	539,842
Potash Corp. of Saskatchewan notes 5 7/8s, 2036
(Canada)	1,095,000	1,022,290
Westvaco Corp. unsec. notes 7 1/2s, 2027	240,000	250,154
Weyerhaeuser Co. debs. 7 3/8s, 2032	450,000	444,354
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	1,010,000	990,475
		7,582,050

Capital Goods (0.1%)
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015	750,000	690,000
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	640,000	582,400
Legrand SA debs. 8 1/2s, 2025 (France)	1,160,000	1,322,400
Waste Management, Inc. sr. unsub. 7 3/8s, 2010	800,000	839,762
		3,434,562

Communication Services (1.4%)
Ameritech Capital Funding company guaranty 6 1/4s, 2009	1,135,000	1,150,890
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	1,533,000	1,897,206
Bellsouth Capital Funding unsecd. notes 7 7/8s, 2030	2,235,000	2,516,646
France Telecom notes 8 1/2s, 2031 (France)	560,000	701,613
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	825,000	792,000
Nextel Communications, Inc. sr. notes Ser. F, 5.95s,
2014 (S)	3,670,000	3,403,925
Pacific Bell debs. 7 1/8s, 2026	1,000,000	1,063,914
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	1,020,000	1,028,145
Southwestern Bell Telephone debs. 7s, 2027	1,245,000	1,261,998
Sprint Capital Corp. company guaranty 8 3/4s, 2032	400,000	439,563
Sprint Capital Corp. company guaranty 6.9s, 2019	920,000	903,647
Sprint Capital Corp. company guaranty 6 7/8s, 2028	2,410,000	2,256,512
Telecom Italia Capital SA company guaranty 7.2s, 2036
(Luxembourg)	515,000	515,798
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Luxembourg)	1,315,000	1,223,536
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	255,000	242,474
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)	525,000	508,636
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)	1,055,000	1,067,626
Telefonica Emisones SAU company guaranty 6.421s, 2016
(Spain)	370,000	369,855
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	565,000	559,904
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	725,000	828,349
Telus Corp. notes 8s, 2011 (Canada)	1,460,000	1,563,400
Verizon Communications, Inc. sr. unsec. bond 6 1/4s,
2037	1,475,000	1,416,152
Verizon Communications, Inc. sr. unsec. bond 5 1/2s,
2017	1,480,000	1,418,463
Verizon New England, Inc. sr. notes 6 1/2s, 2011	2,600,000	2,674,968
Verizon New Jersey, Inc. debs. 8s, 2022	1,050,000	1,168,900

Verizon Pennsylvania, Inc. debs. 8.35s, 2030	1,305,000	1,501,754
Verizon Virginia Inc. debs. Ser. A, 4 5/8s, 2013	364,000	344,968
		32,820,842

Conglomerates (--%)
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	920,000	915,109

Consumer Cyclicals (0.6%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	765,000	770,435
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	890,000	815,706
DaimlerChrysler NA Holding Corp. company guaranty
8 1/2s, 2031	500,000	618,808
DaimlerChrysler NA Holding Corp. company guaranty
7.2s, 2009	3,185,000	3,283,563
DaimlerChrysler NA Holding Corp. notes Ser. MTN,
5 3/4s, 2011	2,345,000	2,342,315
Ford Motor Credit Corp. notes 6 3/8s, 2008	1,355,000	1,327,209
JC Penney Co., Inc. debs. 7.65s, 2016	180,000	194,993
JC Penney Co., Inc. notes 6 7/8s, 2015	465,000	479,760
JC Penney Co., Inc. sr. notes 6 3/8s, 2036	812,000	753,875
Marriott International, Inc. notes 6 3/8s, 2017	882,000	883,196
Office Depot, Inc. notes 6 1/4s, 2013	751,000	762,148
Omnicom Group, Inc. sr. notes 5.9s, 2016	885,000	871,921
Wyndham Worldwide Corp. sr. unsec. 6s, 2016	1,050,000	994,635
		14,098,564

Consumer Staples (1.4%)
Campbell Soup Co. debs. 8 7/8s, 2021	1,185,000	1,485,299
Cox Communications, Inc. notes 7 1/8s, 2012	1,125,000	1,174,004
Cox Communications, Inc. 144A bonds 6.45s, 2036	473,000	449,153
Cox Communications, Inc. 144A notes 5 7/8s, 2016	476,000	461,665
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	1,450,000	1,533,990
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013	1,705,652	1,744,361
CVS Corp. sr. unsec. 5 3/4s, 2017	2,750,000	2,632,333
Delhaize Group 144A notes 6 1/2s, 2017 (Belgium)	790,000	808,694
Diageo PLC company guaranty 8s, 2022	1,110,000	1,309,556
Estee Lauder Cos Inc. (The) sr. unsec. 6s, 2037	1,440,000	1,372,797
Estee Lauder Cos Inc. (The) sr. unsec. 5.55s, 2017	380,000	374,336
News America Holdings, Inc. company guaranty 7 3/4s,
2024	1,430,000	1,559,354
News America Holdings, Inc. debs. 7 3/4s, 2045	2,810,000	3,068,807
TCI Communications, Inc. company guaranty 7 7/8s, 2026	4,215,000	4,613,018
TCI Communications, Inc. debs. 9.8s, 2012	1,580,000	1,817,449
TCI Communications, Inc. debs. 7 7/8s, 2013	1,010,000	1,100,970
Time Warner Cable, Inc. 144A sr. unsec. 6.55s, 2037	790,000	743,034
Time Warner Cable, Inc. 144A sr. unsec. 5.85s, 2017	480,000	463,505
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	90,000	103,725
Time Warner, Inc. company guaranty 6 1/2s, 2036	585,000	555,239
Time Warner, Inc. company guaranty 5 7/8s, 2016	200,000	192,794
Time Warner, Inc. debs. 9.15s, 2023	1,110,000	1,342,313
Time Warner, Inc. debs. 9 1/8s, 2013	2,735,000	3,154,338
Viacom, Inc. company guaranty 7 7/8s, 2030	450,000	449,757
Viacom, Inc. sr. notes 5 3/4s, 2011	810,000	807,176
		33,317,667

Energy (0.7%)
Anadarko Finance Co. company guaranty Ser. B, 7 1/2s,
2031	760,000	794,524
Anadarko Petroleum Corp. sr. notes 6.45s, 2036	587,000	564,087
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	485,000	475,771
Chesapeake Energy Corp. sr. unsecd. notes 7 5/8s, 2013	1,370,000	1,373,425
Devon Financing Corp. ULC company guaranty 7 7/8s, 2031	450,000	521,783
Forest Oil Corp. sr. notes 8s, 2011	755,000	760,663
Hess Corp. bonds 7 7/8s, 2029	1,720,000	1,962,259
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	715,000	705,328
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	900,000	841,500
Nexen, Inc. bonds 6.4s, 2037 (Canada)	1,770,000	1,709,162
Peabody Energy Corp. sr. notes 5 7/8s, 2016	1,095,000	952,650
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	2,045,000	2,110,912
Sunoco, Inc. notes 4 7/8s, 2014	770,000	729,164
Tesoro Corp. 144A sr. notes 6 1/2s, 2017	1,420,000	1,349,000
Valero Energy Corp. sr. notes 6 5/8s, 2037	5,000	4,977
Valero Energy Corp. sr. notes 6 1/8s, 2017	60,000	60,224
Valero Energy Corp. sr. unsecd. notes 7 1/2s, 2032	315,000	342,760
Weatherford International, Inc. 144A company guaranty
6.8s, 2037	345,000	352,552
Weatherford International, Inc. 144A company guaranty
6.35s, 2017	400,000	408,191
Weatherford International, Ltd. company guaranty
6 1/2s, 2036	1,120,000	1,081,807
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	650,000	623,502
		17,724,241

Financial (3.5%)
Amvescap PLC company guaranty 5 5/8s, 2012 (United
Kingdom)	720,000	716,104
Bank of America Corp. sub. notes 7 3/4s, 2015	2,415,000	2,700,112
Bank of America NA sub. notes 5.3s, 2017	2,770,000	2,632,129
Block Financial Corp. notes 5 1/8s, 2014	980,000	908,653

Bosphorus Financial Services, Ltd. 144A sec. sr. notes FRN
7.16s, 2012 (Cayman Islands)	2,907,000	2,936,486
Brandywine Operating Partnership LP sr. unsec. 5.7s,
2017 (R)	1,160,000	1,110,764
Camden Property Trust notes 5.7s, 2017 (R)	1,085,000	1,049,357
Capital One Financial Corp. sub. notes 6.15s, 2016	1,635,000	1,588,301
Chubb Corp. (The) sr. notes 6s, 2037	3,690,000	3,528,459
CIT Group, Inc. sr. notes 5.4s, 2013	1,930,000	1,876,242
CIT Group, Inc. sr. notes 5s, 2015	690,000	631,033
CIT Group, Inc. sr. notes 5s, 2014	4,325,000	4,030,537
Citigroup, Inc. sub. notes 5s, 2014	1,316,000	1,250,087
CNA Financial Corp. unsecd. notes 6 1/2s, 2016	985,000	983,439
CNA Financial Corp. unsecd. notes 6s, 2011	985,000	992,720
Colonial Properties Trust notes 6 1/4s, 2014 (R)	985,000	999,366
Countrywide Financial Corp. FRN Ser. MTN, 5.78s, 2012	1,800,000	1,769,394
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	1,540,000	1,475,623
Developers Diversified Realty Corp. unsecd. notes
5 3/8s, 2012 (R)	485,000	476,635
Dresdner Funding Trust I 144A bonds 8.151s, 2031	1,940,000	2,223,056
Equity One, Inc. notes 5 3/8s, 2015 (R)	965,000	919,889
ERP Operating LP notes 5 3/4s, 2017 (R)	1,160,000	1,124,381
Fund American Cos., Inc. notes 5 7/8s, 2013	2,165,000	2,136,614
GATX Financial Corp. notes 5.8s, 2016	755,000	728,031
General Motors Acceptance Corp. bonds 8s, 2031	1,380,000	1,295,932
General Motors Acceptance Corp. notes 7s, 2012 (S)	1,380,000	1,286,234
GMAC LLC unsub. notes FRN 6.61s, 2009	2,815,000	2,707,180
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	520,000	521,681
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	1,385,000	1,334,547
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	1,005,000	1,038,715
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	710,000	703,690
HRPT Properties Trust notes 6 1/4s, 2016 (R)	660,000	664,327
iStar Financial, Inc. sr. unsecd. notes 5 7/8s, 2016
(R)	2,205,000	1,979,065
Kimco Realty Corp. sr. sub. notes 5.7s, 2017 (R)	810,000	784,337
Lehman Brothers Holdings, Inc. sub. notes 5 3/4s, 2017	3,560,000	3,327,044
Liberty Mutual Group 144A notes 6 1/2s, 2035	2,825,000	2,530,336
Loews Corp. notes 5 1/4s, 2016	630,000	603,835
MetLife, Inc. notes 5.7s, 2035	1,085,000	996,438
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	815,000	807,692
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	890,000	914,738
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	640,000	540,314
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	1,670,000	1,669,758
PNC Bank NA notes 4 7/8s, 2017	1,300,000	1,192,970
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	1,260,000	1,244,652
Prudential Holdings LLC 144A bonds 8.695s, 2023	2,035,000	2,501,239
Regency Centers LP sr. unsec. 5 7/8s, 2017 (R)	895,000	887,554
Rouse Co LP/TRC Co-Issuer Inc. 144A sr. notes 6 3/4s,
2013 (R)	935,000	931,931
Rouse Co. (The) notes 7.2s, 2012 (R)	880,000	898,493
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	476,000	469,467
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	1,040,000	972,547
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	920,000	900,124
Travelers Cos., Inc. (The) sr. unsecd. notes 6 1/4s,
2037	2,165,000	2,032,259
UBS AG/Jersey Branch FRN 8.36s, 2008 (Jersey)	5,000,000	5,075,000
Unitrin, Inc. sr. notes 6s, 2017	1,020,000	1,008,204
Washington Mutual Bank/Henderson NV sub. notes Ser.
BKNT, 5.95s, 2013	1,390,000	1,382,862
Westfield Group sr. notes 5.7s, 2016 (Australia)	1,175,000	1,152,428
Willis Group North America, Inc. company guaranty
6.2s, 2017	840,000	840,791
		83,983,796

Health Care (0.2%)
Bayer Corp. 144A FRB 6.2s, 2008	1,330,000	1,332,301
Hospira, Inc. sr. notes 6.05s, 2017	770,000	757,779
Hospira, Inc. sr. notes 5.55s, 2012	1,075,000	1,075,774
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	650,000	607,750
		3,773,604

Technology (0.2%)
Arrow Electronics, Inc. debs. 7 1/2s, 2027	1,015,000	1,032,675
Avnet, Inc. notes 6s, 2015	960,000	934,833
Xerox Corp. sr. notes 7 1/8s, 2010	700,000	727,921
Xerox Corp. sr. notes 6.4s, 2016	1,430,000	1,418,320
		4,113,749

Transportation (0.3%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	160,000	159,200
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	705,000	745,538
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	1,489,467	1,517,395
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	538,168	546,240
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	2,170,241	2,308,594

Ryder System, Inc. notes Ser. MTN, 5.95s, 2011	610,000	617,568
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	470,000	455,886
United AirLines, Inc. pass-through certificates
6.636s, 2022	995,000	991,269
		7,341,690

Utilities & Power (2.3%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	840,000	827,152
Appalachian Power Co. sr. notes 5.8s, 2035	960,000	879,812
Arizona Public Services Co. notes 6 1/2s, 2012	1,410,000	1,448,988
Atmos Energy Corp. sr. unsub. 6.35s, 2017	1,255,000	1,275,656
Beaver Valley II Funding debs. 9s, 2017	1,407,000	1,584,465
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	1,620,000	1,606,084
Bruce Mansfield Unit 144A pass-through certificates
6.85s, 2034	2,490,000	2,559,720
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	1,735,000	1,845,506
Cleveland Electric Illuminating Co. (The) 144A sr.
notes Ser. D, 7.88s, 2017	670,000	761,194
CMS Energy Corp. unsub. notes 6.55s, 2017	75,000	70,875
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	1,575,000	1,453,556
Consolidated Natural Gas Co. sr. notes 5s, 2014	650,000	616,510
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	1,035,000	1,008,338
El Paso Natural Gas Co. 144A sr. unsec. bond 5.95s,
2017	165,000	159,978
Enbridge Energy Partners LP sr. unsec. notes 5 7/8s,
2016	1,045,000	1,019,314
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	1,325,000	1,241,476
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	680,000	698,339
Indiantown Cogeneration LP 1st mtge. Ser. A-10, 9.77s,
2020	1,065,000	1,217,242
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	335,000	335,838
ITC Holdings Corp. 144A notes 5 7/8s, 2016	1,470,000	1,444,490
Kansas Gas & Electric bonds 5.647s, 2021	500,000	483,270
Kinder Morgan, Inc. notes 6 3/4s, 2011	750,000	776,283
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	685,000	658,250
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036 (S)	3,030,000	2,895,674
National Fuel Gas Co. notes 5 1/4s, 2013	980,000	966,431
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	580,000	564,023
Northwestern Corp. sec. notes 5 7/8s, 2014	1,475,000	1,432,653
Oncor Electric Delivery Co. debs. 7s, 2022	800,000	835,982
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	490,000	530,519
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037 (S)	1,070,000	994,870
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	1,465,000	1,477,790
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	1,219,440	1,238,952
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	855,000	829,139
Progress Energy, Inc. sr. unsecd. notes 5 5/8s, 2016	1,295,000	1,265,303
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	1,605,000	1,647,812
Public Service Co. of New Mexico sr. notes 4.4s, 2008	785,000	777,779
Sierra Pacific Power Co. general ref. mtge. Ser. P,
6 3/4s, 2037	2,415,000	2,370,397
Southern California Edison Co. notes 6.65s, 2029	1,410,000	1,480,421
Southern California Edison Co. 06-E 1st mtge. 5.55s,
2037	1,245,000	1,147,691
Southern Natural Gas. Co. 144A notes 5.9s, 2017	630,000	606,374
Spectra Energy Capital, LLC sr. notes 8s, 2019	1,080,000	1,221,853
Teco Energy, Inc. notes 7.2s, 2011	1,485,000	1,514,709
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	880,000	863,694
TXU Energy Co. 144A sr. unsec. FRN 5.86s, 2008	4,370,000	4,369,769
Westar Energy, Inc. 1st mtge. 5.15s, 2017	195,000	182,881
Westar Energy, Inc. 1st mtge. 5.1s, 2020	1,015,000	922,956
		54,110,008

Total corporate bonds and notes (cost $269,177,658)		$263,215,882

ASSET-BACKED SECURITIES (10.1%)(a)

	Principal amount	Value

Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 6.37s, 2013	$1,939,000	$1,945,069
Aegis Asset Backed Securities Trust 144A
Ser. 04-5N, Class Note, 5s, 2034	81,163	77,206
Ser. 04-6N, Class Note, 4 3/4s, 2035	75,509	71,733
AFC Home Equity Loan Trust Ser. 99-2, Class 1A, 5.73s,
2029	4,516,037	4,528,733
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 5.82s, 2012	4,324,336	4,333,849
Ameriquest Mortgage Securities, Inc. FRB Ser. 06-R1,
Class M10, 7.82s, 2036	1,245,000	983,550
AMP CMBS 144A FRB Ser. 06-1A, Class A, 6.105s, 2047
(Cayman Islands)	2,520,000	2,520,000
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	1,993,000	1,996,847
Ser. 04-1A, Class E, 6.42s, 2039	1,469,204	1,452,232
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 7.82s, 2036	166,000	104,617
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 7.82s, 2035	587,000	429,874
Asset Backed Securities Corp. Home Equity Loan Trust

FRB Ser. 05-HE1, Class A3, 5.61s, 2035	13,202	13,204
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 6.02s, 2033	1,410,925	1,416,877
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.35s, 2011	1,390,000	1,398,742
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	534,000	529,183
Bayview Financial Acquisition Trust
FRB Ser. 04-D, Class A, 5.71s, 2044	2,084,337	2,084,662
Ser. 05-B, Class A, IO, 4.466s, 2039	4,549,851	26,025
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 6.67s, 2038	1,230,675	1,234,121
FRB Ser. 03-SSRA, Class A, 6.02s, 2038	1,077,606	1,079,545
FRB Ser. 04-SSRA, Class A1, 5.92s, 2039	1,463,517	1,464,981
Bear Stearns Asset Backed Securities Trust IFB Ser.
07-AC5, Class A6, IO, 1.23s, 2037	17,319,998	625,820
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 7.32s, 2035	944,000	424,800
FRB Ser. 06-PC1, Class M9, 7.07s, 2035	546,000	273,000
FRB Ser. 03-3, Class A2, 5.91s, 2043	2,922,079	2,921,166
FRB Ser. 03-1, Class A1, 5.82s, 2042	943,758	943,758
FRB Ser. 05-3, Class A1, 5.77s, 2035	729,460	729,460
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.57s, 2036	204,000	102,000
Capital Auto Receivables Asset Trust 144A
Ser. 06-1, Class D, 7.16s, 2013	1,000,000	1,000,664
Ser. 05-1, Class D, 6 1/2s, 2011	1,776,000	1,769,687
Capital One Multi-Asset Execution Trust FRB Ser.
02-C1, Class C1, 8.07s, 2010	880,000	882,681
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	183,534	181,562
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B4, 10.82s, 2011 (Cayman Islands)	207,579	208,281
FRB Ser. 04-AA, Class B3, 8.67s, 2011 (Cayman Islands)	101,729	101,910
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.4s, 2010	2,550,000	2,571,482
Chase Funding Net Interest Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034	140,821	138,951
Citibank Credit Card Issuance Trust FRB Ser. 01-C1,
Class C1, 6.44s, 2010	1,390,000	1,394,887
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030	8,085,034	7,421,318
Ser. 02-2, Class A, IO, 8 1/2s, 2033	8,176,466	1,467,905
Ser. 00-4, Class A6, 8.31s, 2032	8,633,000	7,640,205
Ser. 00-5, Class A6, 7.96s, 2032	4,808,000	4,362,072
Ser. 02-1, Class M1F, 7.954s, 2033	1,561,000	1,617,909
Ser. 01-4, Class A4, 7.36s, 2033	7,177,461	7,381,164
Ser. 00-6, Class A5, 7.27s, 2031	1,547,491	1,533,169
Ser. 01-1, Class A5, 6.99s, 2032	265,568	254,512
Ser. 01-3, Class A4, 6.91s, 2033	8,683,395	8,522,674
Ser. 02-1, Class A, 6.681s, 2033	7,847,698	7,934,735
Countrywide Alternative Loan Trust IFB Ser. 07-23CB,
Class A4, IO, 1.18s, 2037	40,621,000	1,539,536
Countrywide Asset Backed NIM Certificates 144A
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	1,589	794
Ser. 04-14N, 5s, 2036	53,994	48,595
Countrywide Home Loans
Ser. 06-0A5, Class X, IO, 2.281s, 2046	25,867,939	929,629
Ser. 05-9, Class 1X, IO, 1.855s, 2035	12,898,686	221,696
Ser. 05-2, Class 2X, IO, 1.16s, 2035	14,580,066	289,324
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	994,033	1,040,252
IFB Ser. 05-R1, Class 1AS, IO, 0.799s, 2035	8,601,033	237,008
IFB Ser. 05-R2, Class 1AS, IO, 0.421s, 2035	11,013,136	280,416
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038
(Cayman Islands)	2,157,000	1,985,521
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	869,726	826,243
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	1,262,000	1,283,741
FHLMC Structured Pass Through Securities IFB Ser.
T-56, Class 2ASI, IO, 2.78s, 2043	2,888,377	222,044
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 5.86s, 2035	859,000	859,271
Finance America NIM Trust 144A Ser. 04-1, Class A,
5 1/4s, 2034	102,049	104
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	428,283	428,550
Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 6.398s,
2038 (Cayman Islands)	834,000	801,808
Foxe Basin, Ltd. 144A FRB Ser. 03-1A, Class A1,
5.855s, 2015 (Cayman Islands)	2,600,000	2,601,300
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034	266,741	2,374
Ser. 04-3, Class A, 4 1/2s, 2034	7,443	108
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 7.32s,
2037 (Cayman Islands)	417,000	417,001
GE Capital Credit Card Master Note Trust FRB Ser.
04-2, Class C, 5.8s, 2010	2,444,480	2,447,144
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 6.62s, 2019	1,593,000	1,573,820
Ser. 04-1A, Class B, 6.17s, 2018	129,358	130,161
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	2,523,000	2,509,246
GEBL 144A

Ser. 04-2, Class D, 8.07s, 2032	851,968	840,109
Ser. 04-2, Class C, 6.17s, 2032	319,488	318,689
Granite Mortgages PLC
FRB Ser. 01-1, Class 1C, 6.76s, 2041 (United Kingdom)	2,426,667	2,437,757
FRB Ser. 02-2, Class 1C, 6.61s, 2043 (United Kingdom)	684,091	688,195
Green Tree Financial Corp.
Ser. 96-5, Class M1, 8.05s, 2027	729,203	681,982
Ser. 99-5, Class A5, 7.86s, 2030	18,561,848	17,726,565
Ser. 97-6, Class A9, 7.55s, 2029 (In default) (NON)	955,943	983,820
Ser. 97-4, Class A7, 7.36s, 2029	329,505	338,577
Ser. 95-8, Class B1, 7.3s, 2026	467,121	459,522
Ser. 96-10, Class M1, 7.24s, 2028	1,342,000	1,342,000
Ser. 97-6, Class A8, 7.07s, 2029	279,524	283,138
Ser. 98-4, Class A7, 6.87s, 2030	464,987	459,174
Ser. 97-7, Class A8, 6.86s, 2029	226,402	229,327
Ser. 99-3, Class A6, 6 1/2s, 2031	1,394,772	1,380,607
Ser. 99-2, Class A7, 6.44s, 2030	1,725,696	1,681,584
Ser. 99-1, Class A6, 6.37s, 2025	833,000	837,165
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	4,259,597	4,078,981
Ser. 99-5, Class M1A, 8.3s, 2026	669,000	627,950
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	1,517,046	1,515,651
GSAMP Trust 144A Ser. 05-NC1, Class N, 5s, 2035	2,951	2,567
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	419,515	444,002
Ser. 05-RP3, Class 1A3, 8s, 2035	1,175,871	1,233,136
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	910,772	942,904
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	1,278,528	1,340,651
Ser. 05-RP1, Class 1A3, 8s, 2035	133,898	140,396
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	1,462,080	1,514,978
IFB Ser. 04-4, Class 1AS, IO, 0.779s, 2034	11,926,228	410,473
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 6.87s, 2030 (Cayman Islands)	1,609,000	1,606,104
FRB Ser. 05-1A, Class D, 6.85s, 2030 (Cayman Islands)	533,387	503,383
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)	722,038	541,528
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 5.856s, 2036 (Cayman Islands)	2,077,546	1,994,444
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	449,511	446,367
JPMorgan Mortgage Acquisition Corp. FRB Ser. 05-OPT2,
Class M11, 7.57s, 2035	435,000	295,800
Lehman Manufactured Housing Ser. 98-1, Class 1, IO,
0.807s, 2028	24,544,993	472,982
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 8.32s, 2036 (Cayman Islands)	4,150,000	4,129,250
FRB Ser. 02-1A, Class FFL, 8.07s, 2037 (Cayman Islands)	6,071,000	5,829,372
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 8.57s, 2032	5,098,734	3,977,013
FRB Ser. 02-A, Class M2, 7.57s, 2032	453,000	442,875
Ser. 02-A IO, 0.3s, 2032	173,021,437	1,826,726
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	141,332	135,700
FRB Ser. 02-1A, Class A1, 6.02s, 2024	1,755,306	1,766,124
Ser. 04-2A, Class D, 5.389s, 2026	128,880	125,351
Ser. 04-2A, Class C, 4.741s, 2026	149,018	145,135
MASTR Asset Backed Securities NIM Trust 144A Ser.
04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)	10,038	4,015
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	2,439,135	2,524,199
Ser. 05-1, Class 1A4, 7 1/2s, 2034	1,792,478	1,855,424
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6 1/2s, 2010	2,550,000	2,571,922
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
5.94s, 2027	7,295,548	6,930,770
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 05-WM1N, Class N1, 5s, 2035	15,528	15,404
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands)	37,617	37,052
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands) (In
default) (NON)	25,947	25,558
Ser. 04-WM3N, Class N1, 4 1/2s, 2035 (In default) (NON)	53,738	52,126
Mid-State Trust
Ser. 11, Class B, 8.221s, 2038	803,046	788,489
Ser. 10, Class B, 7.54s, 2036	846,074	742,828
Morgan Stanley Auto Loan Trust 144A Ser. 04-HB2,
Class E, 5s, 2012	136,672	135,305
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 7.32s, 2039 (Cayman Islands)	735,000	746,944
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
5.85s, 2015 (Cayman Islands)	1,118,692	1,118,916
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	463,056	450,269
Ser. 04-B, Class C, 3.93s, 2012	391,955	382,399
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033	2,241,218	2,155,949
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.82s, 2035	803,078	807,816
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	390,503	399,797

Oakwood Mortgage Investors, Inc.
Ser. 01-D, Class A3, 5.9s, 2022		227,720	182,176
Ser. 02-C, Class A1, 5.41s, 2032		5,230,334	4,682,964
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		786,177	695,339
Ser. 01-B, Class A3, 6.535s, 2023		238,135	221,012
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.66s, 2018 (Ireland)		798,000	805,980
FRB Ser. 05-A, Class D, 6.86s, 2012 (Ireland)		908,000	908,000
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.82s, 2035		298,000	178,800
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017		362,084	357,162
Park Place Securities, Inc. FRB Ser. 04-WHQ2,
Class A3A, 5.67s, 2035		351,282	351,338
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 7.82s, 2034		570,000	456,000
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034		29,585	27,896
Permanent Financing PLC FRB Ser. 3, Class 3C, 6.49s,
2042 (United Kingdom)		2,510,000	2,526,096
Providian Gateway Master Trust FRB Ser. 04-EA,
Class E, 8.32s, 2011		3,450,000	3,510,375
Providian Gateway Master Trust 144A
FRB Ser. 04-EA, Class D, 6 1/4s, 2011		2,100,000	2,104,372
Ser. 04-DA, Class D, 4.4s, 2011		1,183,000	1,180,043
Residential Asset Mortgage Products, Inc. Ser. 02-SL1,
Class AI3, 7s, 2032		200,444	199,504
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 7.82s, 2035		1,391,000	278,200
Ser. 04-NT12, Class Note, 4.7s, 2035		7,899	7,719
Ser. 04-NT, Class Note, 4 1/2s, 2034		188,545	150,836
Residential Asset Securitization Trust IFB Ser. 07-A3,
Class 2A2, IO, 1.37s, 2037		17,882,473	940,650
Saco I Trust FRB Ser. 05-10, Class 1A1, 5.58s, 2033		1,815,940	1,792,106
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands) (In
default) (NON)		3,662	11
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)		237,726	9,509
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands) (In
default) (NON)		380,795	38
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)		44,157	1,298
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)		99,878	161
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)		21,771	435
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)		76,665	383
Sharps SP I, LLC Net Interest Margin Trust 144A Ser.
04-HE1N, Class Note, 4.94s, 2034 (Cayman Islands) (In
default) (NON)		230,946	--
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 7.82s, 2035		672,000	493,920
South Coast Funding 144A FRB Ser. 3A, Class A2,
6.557s, 2038 (Cayman Islands)		760,000	699,200
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 5.67s, 2034		1,043,742	1,043,638
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 6.16s, 2035		1,284,000	642,000
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.86s, 2015		6,625,252	6,616,971
Structured Asset Securities Corp.
Ser. 07-4, Class 1A4, IO, 1s, 2037		68,033,171	2,130,702
Ser. 07-4, Class 1A3, IO, 0.93s, 2037		68,033,171	2,453,382
Structured Asset Securities Corp. 144A
Ser. 98-RF3, Class A, IO, 6.1s, 2028		4,392,654	457,798
Ser. 07-RF1, Class 1A, IO, 0.488s, 2037		20,187,216	391,632
Ser. 06-RF4, Class 1A, IO, 0.356s, 2036		9,497,518	226,147
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)		2,298,000	2,181,491
WFS Financial Owner Trust
Ser. 05-1, Class D, 4.09s, 2012		275,387	272,241
Ser. 04-3, Class D, 4.07s, 2012		345,807	343,832
Ser. 04-4, Class D, 3.58s, 2012		230,804	227,342
Ser. 04-1, Class D, 3.17s, 2011		41,458	41,408
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 6.26s, 2044 (United Kingdom)		1,685,126	1,685,126

Total asset-backed securities (cost $250,315,099)			$241,170,977

PURCHASED OPTIONS OUTSTANDING (1.9%)(a)
	Expiration date/	Contract
	strike price	amount	Value
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.34%
versus the three month USD-LIBOR-BBA maturing on
February 15, 2018.	Feb-08/5.34	$30,969,000	$842,357
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.34% versus the three month USD-LIBOR-BBA maturing
on February 15, 2018.	Feb-08/5.34	30,969,000	383,396
Option on an interest rate swap with Goldman Sachs

International for the right to pay a fixed rate swap
of 4.965% versus the three month USD-LIBOR-BBA
maturing April 29, 2008.	Apr-08/4.965	233,000,000	5,109,690
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.175%
versus the three month USD-LIBOR-BBA maturing on
April 29, 2008.	Apr-08/5.175	117,000,000	4,519,710
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2009.	Apr-09/5.315	84,687,000	3,869,349
Option on an interest rate swap with Goldman Sachs,
International for the right to pay a fixed rate swap
of 5.325% versus the three month USD-LIBOR-BBA
maturing April 08, 2009.	Apr-09/5.325	84,687,000	3,832,087
Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate swap of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2009.	Apr-09/5.385	68,646,000	2,946,286
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.235%
versus the three month USD-LIBOR-BBA maturing on
May 8, 2018.	May-08/5.235	58,070,000	2,103,295
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
swap of 5.325% versus the three month USD-LIBOR-BBA
maturing April 08, 2009.	Apr-09/5.325	84,687,000	1,846,177
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2009.	Apr-09/5.315	84,687,000	1,824,158
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	45,594,000	1,748,986
Option on an interest rate swap with Goldman Sachs,
International for the right to receive a fixed rate
swap of 4.965% versus the three month USD-LIBOR-BBA
maturing April 29, 2008.	Apr-08/4.965	233,000,000	1,728,860
Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate swap of 5.385%
versus the three month USD-LIBOR-BBA maturing
April 16, 2009.	Apr-09/5.385	68,646,000	1,613,867
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.215%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.215	34,671,000	1,299,469
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.175% versus the three month USD-LIBOR-BBA maturing
on April 29, 2008.	Apr-08/5.175	117,000,000	1,270,620
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.22%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.22	32,578,000	1,212,879
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.235% versus the three month USD-LIBOR-BBA maturing
on May 08, 2018.	May-08/5.235	58,070,000	726,456
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.20% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.20	17,336,000	662,929
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	45,594,000	538,465
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.215% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.215	34,671,000	423,333
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.22% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.22	32,578,000	401,687
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.21% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.21	6,934,000	261,620
Option on an interest rate swap with Lehman Brothers
International (Europe) for the right to receive
a fixed rate of 5.20% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.20	17,336,000	205,605
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.21% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.21	6,934,000	83,832
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.39%
versus the three month USD-LIBOR-BBA maturing on
January 29, 2018.	Jan-08/5.39	116,444,000	2,776,025
Option on an interest rate swap with Lehman Brothers
International (Europe) for the right to pay a fixed
rate swap of 5.3475% versus the three month

USD-LIBOR-BBA maturing February 04, 2018.	Jan-08/5.348	60,369,000	1,579,253
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.39% versus the three month USD-LIBOR-BBA maturing
on January 29, 2018.	Jan-08/5.39	116,444,000	1,524,252
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.3475% versus the three month
USD-LIBOR-BBA maturing on February 4, 2018.	Jan-08/5.348	60,369,000	728,050

Total purchased options outstanding (cost $40,444,594)			$46,062,693

MUNICIPAL BONDS AND NOTES (0.1%)(a)

	Rating(RAT)	Principal amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	Baa3	$1,355,000	$1,380,515
Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.467s, 6/1/47	Baa3	2,075,000	2,089,774

Total municipal bonds and notes (cost $3,429,826)			$3,470,289

SHORT-TERM INVESTMENTS (37.4%)(a)
		Principal
		amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.29% to 5.53% and
due dates ranging from August 1, 2007 to
September 21, 2007 (d)		$8,004,278	$7,987,200
U.S. Treasury Bills for an effective yield of 4.86%,
September 27, 2007 (SEG)		3,826,000	3,796,559
U.S. Treasury Bills for an effective yield of 4.80%,
September 27, 2007 (SEG)		3,827,000	3,797,909
Atlantic Asset Securitization LLC for an effective
yield of 5.28%, August 9, 2007		20,654,000	20,629,789
Barton Capital LLC for an effective yield of 5.28%,
August 14, 2007		32,000,000	31,938,987
Bryant Park Funding LLC for an effective yield
of 5.27%, August 13, 2007		42,289,000	42,214,712
CRC Funding, LLC for an effective yield of 5.27%,
August 23, 2007		15,500,000	15,450,081
Grampian Funding LLC for an effective yield of 5.27%,
August 16, 2007		4,250,000	4,240,668
Jupiter Securitization Corp., for an effective yield
of 5.28%, August 10, 2007		44,429,000	44,370,354
Jupiter Securitization Corp., for an effective yield
of 5.27%, August 20, 2007		37,000,000	36,897,089
Old Line Funding LLC for an effective yield of 5.27%,
August 23, 2007		40,000,000	39,871,178
Park Ave Receivables Corp., for an effective yield
of 5.28%, August 7, 2007		50,000,000	49,956,000
Park Ave Receivables Corp., for an effective yield
of 5.30%, August 7, 2007		40,000,000	39,964,667
Park Granada LLC for an effective yield of 5.36%,
August 7, 2007		26,054,000	26,026,846
Ranger Funding Co. LLC for an effective yield
of 5.28%, August 2, 2007		50,000,000	49,992,667
Sheffield Receivables Corp., for an effective yield
of 5.28%, August 20, 2007		50,230,000	50,090,026
Stratford Receivables Co. LLC for an effective yield
of 5.30%, August 20, 2007		50,000,000	49,860,139
Thunder Bay Funding Inc., for an effective yield
of 5.27%, August 16, 2007		50,000,000	49,890,208
Windmill Funding Corp., for an effective yield
of 5.28%, August 13, 2007		51,327,000	51,236,664
Putnam Prime Money Market Fund (e)		279,664,985	279,664,985

Total short-term investments (cost $897,876,728)			$897,876,728

TOTAL INVESTMENTS

Total investments (cost $3,532,091,382)(b)			$3,510,159,161

FUTURES CONTRACTS OUTSTANDING at 7/31/07 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Long)	1,417	$336,750,050	Mar-08	$(287,254)
Euro-Dollar 90 day (Short)	4,209	1,001,373,713	Sep-08	1,640,008
Euro-Dollar 90 day (Long)	1,087	258,026,625	Sep-09	(762,382)
U.S. Treasury Bond (Long)	1,197	131,744,813	Sep-07	2,296,094
U.S. Treasury Note 2 yr (Long)	1,067	218,668,313	Sep-07	1,649,526
U.S. Treasury Note 5 yr (Short)	1,384	145,968,750	Sep-07	(262,461)
U.S. Treasury Note 10 yr (Long)	2,027	217,744,141	Sep-07	5,112,768

Total				$9,386,299

WRITTEN OPTIONS OUTSTANDING at 7/31/07 (premiums received $24,119,024) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 5.79% versus the three month USD-LIBOR-BBA
maturing on January 16, 2018.	$272,933,000	Jan-08/5.79	$7,890,493
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 5.79% versus the three month USD-LIBOR-BBA
maturing on January 16, 2018.	272,933,000	Jan-08/5.79	2,652,909
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	17,335,500	May-12/5.51	1,002,675
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	17,335,500	May-12/5.51	602,828
Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	45,268,000	Mar-08/5.225	1,531,416
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	45,268,000	Mar-08/5.225	463,997
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.95% versus the three month
USD-LIBOR-BBA maturing June 16, 2018.	224,813,000	Jun-08/5.95	2,792,177
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.95% versus the three month USD-LIBOR-BBA
maturing June 16, 2018.	224,813,000	Jun-08/5.95	9,050,971
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	8,668,000	May-12/5.515	490,878
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	8,668,000	May-12/5.515	301,057
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	3,467,000	May-12/5.52	120,842
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	3,467,000	May-12/5.52	195,754

Total			$27,095,997

TBA SALE COMMITMENTS OUTSTANDING at 7/31/07 (proceeds receivable $247,374,172) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, August 1, 2022	$116,600,000	8/20/07	$111,088,831
FNMA, 5 1/2s, August 1, 2022	20,500,000	8/20/07	20,250,156
FNMA, 5 1/2s, August 1, 2037	60,000,000	8/14/07	57,942,186
FNMA, 6s, August 1, 2037	54,700,000	8/14/07	54,191,460
FNMA, 6 1/2s, August 1, 2037	5,000,000	8/14/07	5,051,172

Total			$248,523,805

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/07 (Unaudited)

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$1,000,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(47,637)

5,417,000	10/2/16	5.15631%	3 month USD-LIBOR-BBA	55,162

61,500,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	1,263,919

4,590,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	302,162

3,830,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	237,685

9,200,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	561,518

25,430,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	1,403,438

106,100,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	12,482

134,600,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(3,146,032)

70,599,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	1,812,565

91,608,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	(4,374,407)

Bear Stearns Bank plc
84,500,000	4/24/12	5.027%	3 month USD-LIBOR-BBA	(237,541)

Citibank, N.A.
65,880,000	7/27/09	5.504%	3 month USD-LIBOR-BBA	(482,198)

5,230,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	(70,833)

Credit Suisse First Boston International
55,240,000	10/7/14	3 month USD-LIBOR-BBA	4.624%	(1,903,687)

Credit Suisse International
7,986,000	9/28/16	5.10886%	3 month USD-LIBOR-BBA	110,096

5,195,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	(22,780)

Deutsche Bank AG
54,861,045	8/2/22	3 month USD-LIBOR-BBA	5.7756%	1,598,002

61,565,504	8/2/32	5.86%	3 month USD-LIBOR-BBA	(2,222,380)

Goldman Sachs Capital Markets, L.P.
54,861,045	8/12/22	3 month USD-LIBOR-BBA	5.601%	590,928

61,565,504	8/12/32	5.689%	3 month USD-LIBOR-BBA	(780,310)

Goldman Sachs International
37,000,000	7/25/09	5.327%	3 month USD-LIBOR-BBA	(147,468)

5,322,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	(38,243)

16,030,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(187,402)

29,390,000	1/8/12	3 month USD-LIBOR-BBA	4.98%	(305,625)

48,123,000	11/21/26	3 month USD-LIBOR-BBA	5.2075%	(2,724,450)

217,245,000	11/21/08	5.0925%	3 month USD-LIBOR-BBA	392,174

49,968,000	11/20/26	3 month USD-LIBOR-BBA	5.261%	(2,508,907)

222,080,000	11/20/08	5.16%	3 month USD-LIBOR-BBA	186,895

5,329,000	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(9,320)

19,660,000	9/29/16	3 month USD-LIBOR-BBA	5.1275%	(243,839)

61,798,000	9/29/08	5.085%	3 month USD-LIBOR-BBA	(702,841)

JPMorgan Chase Bank, N.A.
55,400,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	1,242,655

104,300,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	1,766,370

200,400,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	2,962,103

15,425,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	(622,766)

80,000,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(5,751,102)

5,510,000	6/24/15	4.387%	3 month USD-LIBOR-BBA	363,784

22,120,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	1,244,256

23,040,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	(299,899)

110,693,000	3/8/17	3 month USD-LIBOR-BBA	5.28%	(328,137)

173,000,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	(952,750)

49,331,000	1/19/09	5.24%	3 month USD-LIBOR-BBA	(48,906)

12,553,000	1/19/17	3 month USD-LIBOR-BBA	5.249%	(227,782)

8,389,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	265,626

6,300,000	7/25/17	3 month USD-LIBOR-BBA	5.652%	67,157

49,901,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	(2,476,115)

221,852,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	214,696

86,260,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	46,469

62,040,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	169,971

113,530,000	7/5/17	3 month USD-LIBOR-BBA	4.55%	(8,382,361)

96,800,000	6/27/17	3 month USD-LIBOR-BBA	5.712%	1,512,360

58,900,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(1,500,740)

72,402,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	(831,893)

5,733,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	2,175

156,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	5,371,595

41,147,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(842,773)

34,100,000	4/23/17	5.186%	3 month USD-LIBOR-BBA	375,464

Lehman Brothers International (Europe)
168,290,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(1,477,650)

24,523,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	(42,808)

61,010,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	(851,844)

24,523,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	47,388

61,010,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	856,273

246,914,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(5,032,451)

295,943,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(6,404,947)

124,010,000	12/28/16	5.084%	3 month USD-LIBOR-BBA	3,705,803

Lehman Brothers Special Financing, Inc.
34,808,000	4/12/12	3 month USD-LIBOR-BBA	5.087%	192,029

51,500,000	3/16/09	4.9275%	3 month USD-LIBOR-BBA	(469,218)

19,500,000	3/16/17	5.034%	3 month USD-LIBOR-BBA	428,212

6,277,000	3/15/17	5.043%	3 month USD-LIBOR-BBA	135,656

123,000,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	273,893

183,930,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(483,769)

27,294,000	8/3/36	3 month USD-LIBOR-BBA	5.67%	260,999

223,430,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	3,375,742

24,607,000	12/20/16	3 month USD-LIBOR-BBA	5.069%	(761,707)

190,400,000	5/29/12	5.28%	3 month USD-LIBOR-BBA	(82,718)

Merrill Lynch Capital Services, Inc.
53,317,584	8/13/12	4.94%	3 month USD-LIBOR-BBA	176,570

54,861,045	8/12/22	3 month USD-LIBOR-BBA	5.601%	590,928

Morgan Stanley Capital Services, Inc.
3,820,000	2/20/17	5.19%	3 month USD-LIBOR-BBA	38,999

28,000,000	10/2/10	6.94%	3 month USD-LIBOR-BBA	(1,947,366)

Total				$(25,761,403)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/07 (Unaudited)

				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$75,010,000		5/2/08	5 bp plus change	Banc of America	$(1,275,538)
				in spread	Securities- CMBS
				of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

	24,020,000		5/2/08	10 bp plus	Banc of America	(390,923)
				change in spread	Securities- CMBS
				of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Citibank, N.A.
	22,360,000		5/2/08	12.5 bp plus	Banc of America	(422,603)
				change in spread	Securities- CMBS
				of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

	52,000,000		10/1/07	(7.5 bp plus	The spread	1,129,907
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index)

	7,300,000		8/1/07	(7.5 bp plus	The spread	158,622
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index)

	26,520,000		10/31/07	10 bp plus	Banc of America	(505,600)
				change in spread	Securities- CMBS
				of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

	25,020,000		11/2/07	15 bp plus	Banc of America	(486,517)
				change in spread	Securities- CMBS
				of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Goldman Sachs International
	4,951,000		9/15/11	678 bp (1 month	Ford Credit Auto	72,410
				USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

	29,470,000		5/1/08	10 bp plus	Banc of America	--
				change in spread	Securities- CMBS
				of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

	46,150,000	(F)	1/1/08	(10 bp plus	The spread	1,069,895
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index)

JPMorgan Chase Bank, N.A.
	15,250,000	(F)	10/1/07	17.5 bp plus	The spread	(327,730)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

Lehman Brothers International (Europe)
	41,371,000		1/1/08	(5 bp plus	The spread	785,838

			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

	46,150,000	1/1/08	(Beginning	The spread	946,237
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

	46,150,000	1/1/08	(10 bp plus	The spread	940,855
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

Lehman Brothers Special Financing, Inc.
	33,848,000	10/1/07	10 bp plus	The spread	(641,101)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

	65,180,000	12/2/07	8 bp plus	The spread	(1,414,898)
			beginning	return of Lehman
			of period nominal	Brothers Aaa
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

Morgan Stanley Capital Services Inc.
	14,710,000	10/31/07	10 bp plus	Banc of America	(299,937)
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

	16,300,000	11/30/07	7.5 bp plus	The spread	(412,879)
			beginning	return of Lehman
			of period nominal	Brothers Aaa
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

Total					$(1,073,962)

(F) Security is valued at fair value following procedures approved by the Trustees.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/07 (Unaudited)

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX NA CMBX BBB Index	$--	$11,890,000		10/12/52	(134 bp)	$1,047,010

DJ CDX NA IG Series 8
Index	(20,984)	36,185,000	(F)	6/20/17	(60 bp)	344,484

DJ CDX NA IG Series 8
Index	(139,287)	38,250,000	(F)	6/20/17	(60 bp)	247,038

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	400,000		6/20/11	(101 bp)	22,101

Bear, Stearns International, Ltd.
DJ ABX NA CMBX BBB Index	--	14,269,165		10/12/52	(134 bp)	1,259,701

Citibank, N.A.
CMS Energy Corp.,
6.875%, 12/15/15	--	2,155,000		6/20/12	57 bp	(92,324)

DJ CDX NA IG Series 6
Index	16,162	15,711,000		6/20/13	(50 bp)	318,075

DJ CDX NA IG Series 6
Index 7-10% tranche	--	15,711,000	(F)	6/20/13	45.75 bp	(774,022)

Morgan Stanley Capital Services Inc.
DJ CDX NA HY Series 8
Index	(8,595)	572,975	(F)	6/20/10	275 bp	(21,168)

Credit Suisse International
Sprint Capital Corp,
8 3/8%, 3/15/12	--	3,670,000		6/20/12	(59 bp)	31,018

Deutsche Bank AG
DJ CDX NA IG Series 7	(2)	4,834,000		12/20/13	(50 bp)	131,080

DJ CDX NA IG Series 7
Index 7-10% tranche	--	4,834,000	(F)	12/20/13	55 bp	(213,945)

DJ CDX NA IG Series 8
Index 7-10% tranche	--	4,508,000	(F)	6/20/12	22 bp	(120,559)

France Telecom, 7.25%,
1/28/13	--	2,375,000		6/20/16	70 bp	24,383

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	11,022,000		(a)	2.461%	66,658

DJ CDX NA HY Series 8
Index	(117,481)	7,371,380		6/20/10	275 bp	(327,940)

DJ CDX NA IG Series 7
Index	(2)	8,060,000		12/20/13	(50 bp)	105,732

DJ CDX NA IG Series 7
Index	13,364	19,841,000		12/20/13	(50 bp)	275,683

DJ CDX NA IG Series 7
Index 7-10% tranche	--	8,060,000		12/20/13	56 bp	(429,088)

DJ CDX NA IG Series 7
Index 7-10% tranche	--	19,841,000	(F)	12/20/13	48 bp	(1,113,874)

DJ CDX NA IG Series 8
Index	(28)	36,190,000	(F)	6/20/17	(60 bp)	788,914

DJ CDX NA IG Series 8
Index	(171,919)	40,845,000	(F)	6/20/17	(60 bp)	718,502

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--	2,190,000		9/20/17	(67.8 bp)	40,342

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--	2,190,000		9/20/12	55 bp	(26,554)

Merrill Lynch & Co.,
5%, 1/15/15	--	2,190,000		9/20/12	48 bp	(23,805)

Merrill Lynch & Co.,
5%, 1/15/15	--	2,190,000		9/20/17	(59.8 bp)	37,429

JPMorgan Chase Bank, N.A.
DJ CDX NA CMBX AAA Index	--	15,250,000		3/15/49	(7 bp)	245,840

Lehman Brothers Special Financing, Inc.
Bear Stearns Co. Inc.,
5.3%, 10/30/15	--	2,190,000		9/20/12	63.5 bp	(34,629)

Bear Stearns Co. Inc.,
5.3%, 10/30/15	--	2,190,000		9/20/17	(77 bp)	52,483

CMS Energy Corp.,
6.875%, 12/15/15	--	540,000		6/20/12	62 bp	(21,988)

DJ ABX NA CMBX BBB Index	--	3,198,857	(F)	10/12/52	(134 bp)	258,914

DJ CDX NA CMBX AAA Index	--	33,848,000		3/15/49	(7 bp)	663,420

DJ CDX NA HY Series 8
Index	42,312	2,820,800		6/20/10	(275 bp)	123,174

DJ CDX NA HY Series 8
Index 15-25% tranche	--	3,526,000	(F)	6/20/10	80 bp	(256,027)

DJ CDX NA HY Series 8
Index 35-60% tranche	--	117,062,000		6/20/12	104 bp	(7,789,335)

DJ CDX NA IG Series 7
Index	4,458	7,515,000	(F)	12/20/13	(50 bp)	149,622

DJ CDX NA IG Series 7
Index 7-10% tranche	--	7,515,000	(F)	12/20/13	54.37 bp	(397,285)

DJ CDX NA IG Series 8
Index	459,364	24,185,000		6/20/14	45 bp	--

DJ CDX NA IG Series 8
Index 30-100% tranche	--	64,384,100		6/20/12	(3.125 bp)	270,581

DJ CDX NA IG Series 8
Index 30-100% tranche	--	52,677,900		6/20/12	(8 bp)	110,665

DJ CDX NA IG Series 8
Index 7-10% tranche	--	6,910,000		6/20/14	(152 bp)	--

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--	2,190,000		9/20/12	45.5 bp	(26,285)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--	2,190,000		9/20/17	(58 bp)	40,406

Hilton Hotels, 7 5/8%,
12/1/12	--	1,980,000		6/20/13	94 bp	(217,549)

Morgan Stanley Dean
Witter, 6.6% 4/1/12	--	2,190,000		9/20/12	48 bp	(25,711)

Morgan Stanley Dean
Witter, 6.6% 4/1/12	--	2,190,000		9/20/17	(60.5 bp)	42,721

Morgan Stanley Capital Services, Inc.
DJ ABX NA CMBX BBB Index	--	4,964,000		10/12/52	(134 bp)	417,389

DJ CDX NA HY Series 8
Index	(43,037)	2,869,100		6/20/10	275 bp	(124,952)

DJ CDX NA HY Series 8
Index	211,872	14,124,800		6/20/10	(275 bp)	615,147

DJ CDX NA HY Series 8
Index	918,544	48,356,000		6/20/14	45 bp	--

DJ CDX NA HY Series 8
Index	(23,206)	572,975		6/20/10	275 bp	(65,123)

DJ CDX NA HY Series 8
Index 0-15% tranche	(90,487)	882,800	(F)	6/20/10	0 bp	99,315

DJ CDX NA HY Series 8
Index 0-15% tranche	(17,850)	176,300	(F)	6/20/10	0 bp	20,054

DJ CDX NA HY Series 8
Index 0-25% tranche	--	17,656,000	(F)	6/20/10	79 bp	(1,286,137)

DJ CDX NA IG Series 7
Index	4,967	8,365,000	(F)	12/20/13	(50 bp)	166,551

DJ CDX NA IG Series 7
Index, 7-10% tranche	--	8,365,000	(F)	12/20/13	53 bp	(448,211)

DJ CDX NA IG Series 8
Index	--	36,390,000	(F)	6/20/17	(60 bp)	367,539

DJ CDX NA IG Series 8
Index 7-10% tranche	--	55,280,000		6/20/14	(156 bp)	--

UBS, AG
DJ CDX NA IG Series 8
Index	(30,852)	2,500,000		6/20/17	(60 bp)	34,549

Total						$(4,699,991)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Security is valued at fair value following procedures approved by the Trustees.

NOTES

(a) Percentages indicated are based on net assets of $2,402,677,877.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at July 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $3,542,055,620, resulting in gross unrealized appreciation and depreciation of $30,374,208 and $62,270,667, respectively, or net unrealized depreciation of $31,896,459.

(NON) Non-income-producing security.

(SEG) These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2007.

(FWC) Forward commitments.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At July 31, 2007, the value of securities loaned amounted to $7,781,104. The fund received cash collateral of $7,987,200 which is pooled with collateral of other Putnam funds into 55 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $10,751,585 for the period ended July 31, 2007. During the period ended July 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $966,825,081 and $1,032,538,165, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at July 31, 2007.

At July 31, 2007, liquid assets totaling $1,933,907,603 have been designated as collateral for open forward commitments, swap contracts and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at July 31, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at July 31, 2007.

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.

Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2007